UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices) (Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders are included herewith.
State Farm Growth Fund
Ticker | STFGX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the State Farm Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Growth Fund	$6	0.12%
KEY FUND STATISTICS
Fund net assets	$7,615,318,556
Total number of portfolio holdings	289
Portfolio turnover rate	17%
Industry Sector as a % of Net Assets
Information Technology	27.28%
Health Care	15.40%
Consumer Staples	11.29%
Communication Services	9.78%
Industrials	9.09%
Materials	8.30%
Financials	6.14%
Consumer Discretionary	5.25%
Energy	3.28%
Other less than 2%	4.15%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
STATE FARM FUNDS

State Farm Balanced Fund
Ticker | STFBX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the State Farm Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Balanced Fund	$7	0.14%
KEY FUND STATISTICS
Fund net assets	$2,371,063,084
Total number of portfolio holdings	1,751
Portfolio turnover rate	15%
Stocks/Bonds Allocation	70% / 30%
Industry Sector as a % of Net Assets
Information Technology	18.26%
Health Care	11.36%
Industrials	7.99%
Communication Services	7.73%
Consumer Staples	6.97%
Materials	6.53%
Financials	4.14%
Consumer Discretionary	2.65%
Energy	2.25%
U.S. Treasury Obligations	18.95%
Corporate Bonds	8.59%
Other	4.55%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
STATE FARM FUNDS

State Farm Interim Fund
Ticker | SFITX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the State Farm Interim Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Interim Fund	$8	0.16%
KEY FUND STATISTICS
Fund net assets	$301,009,592
Total number of portfolio holdings	112
Portfolio turnover rate	22%
Maturity Range as a % of Net Assets
0 - 1 Years	0.36%
1 - 2 Years	32.42%
2 - 3 Years	23.74%
3 - 4 Years	21.38%
4 - 5 Years	19.56%
5 - 6 Years	1.33%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
STATE FARM FUNDS

State Farm Municipal Bond Fund
Ticker | SFBDX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the State Farm Municipal Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Municipal Bond Fund	$8	0.16%
KEY FUND STATISTICS
Fund net assets	$515,986,168
Total number of portfolio holdings	381
Portfolio turnover rate	13%
Maturity Range as a % of Net Assets
0-6 Years	27.22%
6-12 Years	53.33%
12-22 Years	19.75%
22+ Years	0.00%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
STATE FARM FUNDS

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

March 31, 2025
State Farm Funds
SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
State Farm Growth Fund
State Farm Balanced Fund
State Farm Interim Fund
State Farm Municipal Bond Fund

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (99.18%)
Advertising & Marketing (0.05%)
Interpublic Group of Cos. Inc., The	149,100	$ 4,049,556
Aerospace & Defense (0.20%)
Axon Enterprise Inc.(a)	1,500	788,925
General Electric Co.	7,200	1,441,080
Lockheed Martin Corp.	29,200	13,043,932
		15,273,937
Apparel & Textile Products (0.18%)
Tapestry Inc.	196,300	13,821,483
VF Corp.	100	1,552
		13,823,035
Asset Management (0.34%)
Ameriprise Financial Inc.	16,400	7,939,404
Blackstone Inc.	100	13,978
Charles Schwab Corp., The	100	7,828
Franklin Resources Inc.	100	1,925
Invesco Ltd.	959,800	14,560,166
Janus Henderson Group PLC	75,500	2,729,325
KKR & Co. Inc.	100	11,561
Voya Financial Inc.	10,200	691,152
		25,955,339
Automotive (0.69%)
Tesla Inc.(a)	201,400	52,194,824
Banking (2.30%)
Bank of America Corp.	69,600	2,904,408
Citigroup Inc.	45,000	3,194,550
Citizens Financial Group Inc.	100	4,097
Comerica Inc.	48,700	2,876,222
Cullen/Frost Bankers Inc.	104,900	13,133,480
Fifth Third Bancorp	12,000	470,400
Huntington Bancshares Inc.	100	1,501
JPMorgan Chase & Co.	170,900	41,921,770
KeyCorp	103,600	1,656,564
M&T Bank Corp.	62,000	11,082,500
Prosperity Bancshares Inc.	30,200	2,155,374
Regions Financial Corp.	100	2,173
Truist Financial Corp.	100	4,115
US Bancorp	100	4,222
Wells Fargo & Co.	1,336,100	95,918,619
Zions Bancorp NA	100	4,986
		175,334,981
Beverages (1.49%)
Coca-Cola Co., The	785,000	56,221,700
PepsiCo Inc.	380,900	57,112,146
		113,333,846
Biotechnology & Pharmaceuticals (12.96%)
AbbVie Inc.	612,600	128,351,952
Amgen Inc.	96,285	29,997,592
Bristol-Myers Squibb Co.	376,400	22,956,636
Eli Lilly & Co.	243,100	200,778,721
	Shares	Value
Common Stocks (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Gilead Sciences Inc.	207,800	$ 23,283,990
Johnson & Johnson	2,303,620	382,032,341
Merck & Co. Inc.	128,550	11,538,648
Pfizer Inc.	2,590,532	65,644,081
Zoetis Inc.	744,096	122,515,406
		987,099,367
Cable & Satellite (0.01%)
Comcast Corp., Class A	18,500	682,650
Chemicals (3.66%)
Air Products and Chemicals Inc.	724,900	213,787,508
Avery Dennison Corp.	57,900	10,304,463
Ecolab Inc.	40,300	10,216,856
International Flavors & Fragrances Inc.	524,541	40,709,627
Linde PLC	8,300	3,864,812
		278,883,266
Commercial Support Services (1.26%)
Automatic Data Processing Inc.	109,900	33,577,747
Cintas Corp.	80,400	16,524,612
H&R Block Inc.	631,600	34,681,156
Paychex Inc.	74,900	11,555,572
		96,339,087
Computers (0.02%)
Super Micro Computer Inc.(a)	49,800	1,705,152
Construction Materials (2.62%)
Vulcan Materials Co.	853,700	199,168,210
Consumer Services (0.02%)
Grand Canyon Education Inc.(a)	7,100	1,228,442
Containers & Packaging (0.82%)
AptarGroup Inc.	409,497	60,761,165
Packaging Corp of America	8,700	1,722,774
		62,483,939
Diversified Industrials (2.48%)
3M Co.	91,900	13,496,434
Emerson Electric Co.	126,400	13,858,496
Illinois Tool Works Inc.	652,300	161,776,923
		189,131,853
E-Commerce Discretionary (2.11%)
Amazon.com Inc.(a)	838,200	159,475,932
eBay Inc.	22,900	1,551,017
Etsy Inc.(a)	100	4,718
		161,031,667
Electric Utilities (1.30%)
AES Corp., The	100	1,242
Brookfield Renewable Corp.	422,000	11,782,240
Clearway Energy Inc., Class C	400,200	12,114,054
Consolidated Edison Inc.	126,200	13,956,458

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Constellation Energy Corp.	3,400	$ 685,542
Duke Energy Corp.	82,800	10,099,116
Evergy Inc.	44,300	3,054,485
NRG Energy Inc.	100	9,546
OGE Energy Corp.	664,600	30,545,016
Public Service Enterprise Group Inc.	24,100	1,983,430
Southern Co., The	156,800	14,417,760
Vistra Corp.	100	11,744
		98,660,633
Electrical Equipment (0.11%)
AMETEK Inc.	7,400	1,273,836
Generac Holdings Inc.(a)	100	12,665
Otis Worldwide Corp.	70,900	7,316,880
		8,603,381
Entertainment Content (3.51%)
Electronic Arts Inc.	5,500	794,860
Netflix Inc.(a)	68,200	63,598,546
Paramount Global, Class B	100	1,196
Take-Two Interactive Software Inc.(a)	2,500	518,125
Walt Disney Co., The	2,049,740	202,309,338
Warner Bros Discovery Inc.(a)	100	1,073
		267,223,138
Food (1.24%)
General Mills Inc.	118,100	7,061,199
Ingredion Inc.	78,300	10,586,943
Kellanova	70,300	5,799,047
McCormick & Co. Inc.	856,600	70,506,746
WK Kellogg Co.	11,250	224,211
		94,178,146
Gas & Water Utilities (0.34%)
National Fuel Gas Co.	101,800	8,061,542
UGI Corp.	549,500	18,171,965
		26,233,507
Health Care Facilities & Services (0.66%)
Cardinal Health Inc.	59,900	8,252,423
Cencora Inc.	6,100	1,696,349
Chemed Corp.	20,500	12,614,060
Cigna Group, The	3,400	1,118,600
Encompass Health Corp.	18,900	1,914,192
McKesson Corp.	20,000	13,459,800
Medpace Holdings Inc.(a)	34,900	10,633,681
UnitedHealth Group Inc.	900	471,375
		50,160,480
Home & Office Products (0.88%)
HNI Corp.	1,387,200	61,522,320
Scotts Miracle-Gro Co., The	100,000	5,489,000
		67,011,320
	Shares	Value
Common Stocks (Cont.)
Household Products (2.41%)
Colgate-Palmolive Co.	367,600	$ 34,444,120
Kenvue Inc.	1,427,196	34,224,160
Procter & Gamble Co., The	674,755	114,991,747
		183,660,027
Institutional Financial Services (0.52%)
Cboe Global Markets Inc.	8,900	2,013,981
CME Group Inc.	30,500	8,091,345
Goldman Sachs Group Inc., The	3,500	1,912,015
Intercontinental Exchange Inc.	49,900	8,607,750
Jefferies Financial Group Inc.	99,300	5,319,501
Morgan Stanley	7,200	840,024
Northern Trust Corp.	20,600	2,032,190
Virtu Financial Inc., Class A, Class A	287,000	10,940,440
		39,757,246
Insurance (1.24%)
Allstate Corp., The	28,700	5,942,909
Assurant Inc.	71,500	14,997,125
Berkshire Hathaway Inc., Class B(a)	10,100	5,379,058
CNA Financial Corp.	24,900	1,264,671
Equitable Holdings Inc.	245,800	12,803,722
Hanover Insurance Group Inc., The	600	104,370
Hartford Insurance Group Inc., The	54,400	6,730,912
Lincoln National Corp.	351,100	12,608,001
Loews Corp.	55,400	5,091,814
Old Republic International Corp.	260,700	10,224,654
Primerica Inc.	5,600	1,593,368
RLI Corp.	25,400	2,040,382
Willis Towers Watson PLC	47,200	15,951,240
		94,732,226
Internet Media & Services (5.22%)
Airbnb Inc., Class A(a)	100	11,946
Alphabet Inc., Class A	1,473,100	227,800,184
Alphabet Inc., Class C	120,820	18,875,709
Booking Holdings Inc.	400	1,842,764
Expedia Group Inc.	3,300	554,730
GoDaddy Inc., Class A(a)	100	18,014
Match Group Inc.	42,800	1,335,360
Meta Platforms Inc., Class A	233,570	134,620,405
Uber Technologies Inc.(a)	18,600	1,355,196
VeriSign Inc.(a)	42,800	10,865,636
		397,279,944
IT Services (0.48%)
Accenture PLC, Class A	9,700	3,026,788
Amdocs Ltd.	113,900	10,421,850
DXC Technology Co.(a)	100	1,705
Gartner Inc.(a)	23,800	9,989,812
International Business Machines Corp.	49,000	12,184,340
Science Applications International Corp.	7,500	842,025
		36,466,520

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (Cont.)
Leisure Facilities & Services (1.06%)
Caesars Entertainment Inc.(a)	100	$ 2,500
Carnival Corp.(a)	111,600	2,179,548
Chipotle Mexican Grill Inc.(a)	100	5,021
Domino's Pizza Inc.	31,400	14,426,730
Las Vegas Sands Corp.	100	3,863
McDonald's Corp.	88,600	27,675,982
MGM Resorts International(a)	100	2,964
Norwegian Cruise Line Holdings Ltd.(a)	100	1,896
Royal Caribbean Cruises Ltd.	40,800	8,381,952
Starbucks Corp.	33,200	3,256,588
TKO Group Holdings Inc.	39,900	6,097,119
Vail Resorts Inc.	23,300	3,728,466
Wendy's Co., The	690,400	10,100,552
Wingstop Inc.	4,400	992,552
Wynn Resorts Ltd.	100	8,350
Yum! Brands Inc.	24,900	3,918,264
		80,782,347
Machinery (3.92%)
Caterpillar Inc.	892,321	294,287,466
MSA Safety Inc.	14,000	2,053,660
Snap-on Inc.	3,200	1,078,432
Veralto Corp.	8,100	789,345
		298,208,903
Medical Equipment & Devices (1.78%)
Abbott Laboratories	488,500	64,799,525
Agilent Technologies Inc.	548,071	64,113,346
Dexcom Inc.(a)	100	6,829
Insulet Corp.(a)	100	26,261
Medtronic PLC	5,300	476,258
ResMed Inc.	19,500	4,365,075
Solventum Corp.(a)	23,075	1,754,623
Thermo Fisher Scientific Inc.	500	248,800
		135,790,717
Metals & Mining (0.56%)
Rio Tinto PLC Sponsored ADR	479,900	28,832,392
Royal Gold Inc.	85,000	13,898,350
		42,730,742
Oil & Gas Supply Chain (3.29%)
Antero Midstream Corp.	344,800	6,206,400
APA Corp.	100	2,102
Cheniere Energy Inc.	20,300	4,697,420
Chevron Corp.	977,400	163,509,246
Civitas Resources Inc.	403,800	14,088,582
ConocoPhillips	26,673	2,801,198
Devon Energy Corp.	100	3,740
Diamondback Energy Inc.	24,200	3,869,096
EOG Resources Inc.	102,100	13,093,304
EQT Corp.	100	5,343
Exxon Mobil Corp.	76,400	9,086,252
Murphy USA Inc.	2,200	1,033,582
Occidental Petroleum Corp.	113,500	5,602,360
	Shares	Value
Common Stocks (Cont.)
Oil & Gas Supply Chain (Cont.)
Targa Resources Corp.	31,500	$ 6,314,805
Texas Pacific Land Corp.	15,400	20,404,846
		250,718,276
Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	4,395
Halliburton Co.	1,400	35,518
		39,913
Publishing & Broadcasting (0.14%)
Nexstar Media Group Inc.	58,500	10,484,370
Real Estate Investment Trusts (1.73%)
Alexandria Real Estate Equities Inc.	100	9,251
American Tower Corp.	1,500	326,400
AvalonBay Communities Inc.	42,900	9,207,198
CubeSmart	352,200	15,042,462
EastGroup Properties Inc.	9,700	1,708,655
Essex Property Trust Inc.	33,300	10,208,781
Healthpeak Properties Inc.	247,200	4,998,384
Highwoods Properties Inc.	309,200	9,164,688
Iron Mountain Inc.	129,500	11,142,180
Kilroy Realty Corp.	346,500	11,351,340
Lamar Advertising Co., Class A	63,700	7,247,786
Mid-America Apartment Communities Inc.	70,600	11,831,148
Public Storage	61,300	18,346,477
Simon Property Group Inc.	125,900	20,909,472
		131,494,222
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	13,078
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	6,205
Retail - Consumer Staples (3.77%)
Costco Wholesale Corp.	30,100	28,467,978
Walmart Inc.	2,945,900	258,620,561
		287,088,539
Retail - Discretionary (0.78%)
AutoZone Inc.(a)	4,700	17,920,066
Bath & Body Works Inc.	100	3,032
Best Buy Co. Inc.	21,500	1,582,615
Dick's Sporting Goods Inc.	7,400	1,491,544
Lowe's Cos. Inc.	500	116,615
O'Reilly Automotive Inc.(a)	11,400	16,331,412
TJX Cos. Inc., The	9,700	1,181,460
Williams-Sonoma Inc.	132,300	20,916,630
		59,543,374
Semiconductors (9.04%)
Advanced Micro Devices Inc.(a)	3,600	369,864
Analog Devices Inc.	28,700	5,787,929
Applied Materials Inc.	6,300	914,256
ASML Holding NV NY Reg. Shares	205,333	136,059,806

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (Cont.)
Semiconductors (Cont.)
Broadcom Inc.	451,900	$ 75,661,617
Intel Corp.	77,200	1,753,212
KLA Corp.	52,900	35,961,420
Lam Research Corp.	187,900	13,660,330
Micron Technology Inc.	100	8,689
NVIDIA Corp.	3,617,800	392,097,164
QUALCOMM Inc.	46,400	7,127,504
Skyworks Solutions Inc.	202,700	13,100,501
Texas Instruments Inc.	31,726	5,701,162
		688,203,454
Software (5.50%)
Adobe Inc.(a)	8,116	3,112,729
ANSYS Inc.(a)	29,600	9,370,176
Crowdstrike Holdings Inc., Class A(a)	23,700	8,356,146
Dayforce Inc.(a)	100	5,833
Fortinet Inc.(a)	65,000	6,256,900
Gen Digital Inc.	14,000	371,560
Intuit Inc.	45,000	27,629,550
Microsoft Corp.	845,569	317,418,147
Oracle Corp.	2,500	349,525
Palantir Technologies Inc., Class A(a)	206,100	17,394,840
Palo Alto Networks Inc.(a)	2,400	409,536
Paycom Software Inc.	21,600	4,719,168
PTC Inc.(a)	100	15,495
Salesforce Inc.	37,000	9,929,320
ServiceNow Inc.(a)	500	398,070
Tyler Technologies Inc.(a)	22,400	13,023,136
		418,760,131
Specialty Finance (1.94%)
AGNC Investment Corp.	847,900	8,122,882
Ally Financial Inc.	6,500	237,055
Annaly Capital Management Inc.	883,400	17,941,854
Broadridge Financial Solutions Inc.	900	218,214
Fair Isaac Corp.(a)	300	553,248
Fidelity National Information Services Inc.	91,700	6,848,156
Fiserv Inc.(a)	8,000	1,766,640
Global Payments Inc.	100	9,792
Jack Henry & Associates Inc.	11,200	2,045,120
Mastercard Inc., Class A	4,764	2,611,244
MGIC Investment Corp.	423,900	10,504,242
MSCI Inc.	4,300	2,431,650
OneMain Holdings Inc.	262,800	12,845,664
PayPal Holdings Inc.(a)	100	6,525
Starwood Property Trust Inc.	820,500	16,221,285
UWM Holdings Corp.	397,519	2,170,454
Verisk Analytics Inc.	49,700	14,791,714
Visa Inc., Class A	95,112	33,332,951
Western Union Co., The	1,447,200	15,311,376
		147,970,066
Steel (0.57%)
Nucor Corp.	357,700	43,045,618
	Shares	Value
Common Stocks (Cont.)
Technology Hardware (12.16%)
Apple Inc.	3,896,168	$ 865,455,798
Cisco Systems Inc.	45,000	2,776,950
Corning Inc.	859,400	39,343,332
Dell Technologies Inc., Class C	100	9,115
F5 Inc.(a)	3,500	931,945
Motorola Solutions Inc.	9,500	4,159,195
Teledyne Technologies Inc.(a)	27,300	13,587,483
		926,263,818
Telecommunications (0.96%)
AT&T Inc.	1,191,100	33,684,308
Iridium Communications Inc.	12,900	352,428
T-Mobile US Inc.	66,400	17,709,544
Verizon Communications Inc.	464,700	21,078,792
		72,825,072
Tobacco & Cannabis (0.67%)
Altria Group Inc.	436,300	26,186,726
Philip Morris International Inc.	155,500	24,682,515
		50,869,241
Transportation & Logistics (0.48%)
American Airlines Group Inc.(a)	100	1,055
Delta Air Lines Inc.	100	4,360
Expeditors International of Washington Inc.	98,500	11,844,625
Landstar System Inc.	77,700	11,670,540
Ryder System Inc.	31,000	4,458,110
Union Pacific Corp.	33,800	7,984,912
United Airlines Holdings Inc.(a)	100	6,905
United Parcel Service Inc., Class B	3,300	362,967
		36,333,474
Wholesale - Consumer Staples (1.71%)
Archer-Daniels-Midland Co.	2,709,954	130,104,892
Total Common Stocks (cost $2,230,884,131)		7,552,962,171

	Principal amount	Value
U.S. Treasury Obligations (0.03%)
U.S. Treasury Bill 4.115%, 09/11/2025(b),(c)	$ 2,359,000	2,315,208
Total U.S. Treasury Obligations (cost $2,315,048)		2,315,208

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Shares	Value
Short-term Investments (0.75%)
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(d)	57,171,361	$ 57,171,361
Total Short-term Investments (cost $57,171,361)		57,171,361
TOTAL INVESTMENTS (99.96%) (cost $2,290,370,540)		7,612,448,740
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.04%)		2,869,816
NET ASSETS (100.00%)		$7,615,318,556

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
PLC
Public Limited Company

ADR
American Depositary Receipt

At March 31, 2025, the Fund had open futures contracts as follows:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	145	6/20/2025	USD	40,986,063	$(104,937)

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (69.72%)
Aerospace & Defense (0.18%)
Axon Enterprise Inc.(a)	2,000	$ 1,051,900
General Electric Co.	1,600	320,240
Lockheed Martin Corp.	6,500	2,903,615
		4,275,755
Apparel & Textile Products (0.20%)
Tapestry Inc.	67,400	4,745,634
Asset Management (0.18%)
Ameriprise Financial Inc.	2,800	1,355,508
Blue Owl Capital Inc.	38,700	775,548
Charles Schwab Corp., The	100	7,828
Invesco Ltd.	135,500	2,055,535
KKR & Co. Inc.	100	11,561
Voya Financial Inc.	2,200	149,072
		4,355,052
Automotive (0.29%)
Tesla Inc.(a)	26,200	6,789,992
Banking (1.76%)
Bank of America Corp.	12,200	509,106
Citigroup Inc.	5,700	404,643
Comerica Inc.	11,000	649,660
Cullen/Frost Bankers Inc.	20,800	2,604,160
JPMorgan Chase & Co.	28,000	6,868,400
M&T Bank Corp.	19,000	3,396,250
Prosperity Bancshares Inc.	5,100	363,987
Wells Fargo & Co.	375,600	26,964,324
		41,760,530
Beverages (0.74%)
Coca-Cola Co., The	147,257	10,546,546
PepsiCo Inc.	46,400	6,957,216
		17,503,762
Biotechnology & Pharmaceuticals (9.86%)
AbbVie Inc.	75,500	15,818,760
Amgen Inc.	51,750	16,122,712
Bristol-Myers Squibb Co.	17,600	1,073,424
Eli Lilly & Co.	86,900	71,771,579
Gilead Sciences Inc.	36,400	4,078,620
Johnson & Johnson	391,909	64,994,188
Merck & Co. Inc.	40,600	3,644,256
Moderna Inc.(a)	100	2,835
Pfizer Inc.	647,640	16,411,198
Vertex Pharmaceuticals Inc.(a)	300	145,446
Zoetis Inc.	241,095	39,696,292
		233,759,310
Cable & Satellite (0.02%)
Comcast Corp., Class A	12,200	450,180
Chemicals (3.03%)
Air Products and Chemicals Inc.	195,500	57,656,860
Avery Dennison Corp.	13,000	2,313,610
Ecolab Inc.	9,200	2,332,384
	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
International Flavors & Fragrances Inc.	119,888	$ 9,304,508
Linde PLC	500	232,820
		71,840,182
Commercial Support Services (0.87%)
Automatic Data Processing Inc.	38,600	11,793,458
Cintas Corp.	16,400	3,370,692
H&R Block Inc.	56,000	3,074,960
Paychex Inc.	15,000	2,314,200
		20,553,310
Computers (0.02%)
Sandisk Corp.(a)	33	1,571
Super Micro Computer Inc.(a)	13,000	445,120
		446,691
Construction Materials (1.06%)
Vulcan Materials Co.	107,300	25,033,090
Consumer Services (0.03%)
Grand Canyon Education Inc.(a)	3,900	674,778
Containers & Packaging (0.66%)
AptarGroup Inc.	104,500	15,505,710
Packaging Corp of America	1,100	217,822
		15,723,532
Diversified Financial Services (0.02%)
Blackrock Inc.	500	473,240
Diversified Industrials (1.98%)
3M Co.	53,000	7,783,580
Emerson Electric Co.	62,400	6,841,536
Illinois Tool Works Inc.	130,400	32,340,504
		46,965,620
E-Commerce Discretionary (0.96%)
Amazon.com Inc.(a)	119,200	22,678,992
eBay Inc.	100	6,773
Etsy Inc.(a)	100	4,718
		22,690,483
Electric Utilities (0.64%)
AES Corp., The	100	1,242
Brookfield Renewable Corp.	63,300	1,767,336
Clearway Energy Inc., Class C	28,200	853,614
Consolidated Edison Inc.	20,600	2,278,154
Constellation Energy Corp.	800	161,304
Duke Energy Corp.	20,100	2,451,597
Evergy Inc.	15,100	1,041,145
NRG Energy Inc.	100	9,546
OGE Energy Corp.	68,700	3,157,452
Public Service Enterprise Group Inc.	3,600	296,280

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Southern Co., The	33,500	$ 3,080,325
Vistra Corp.	100	11,744
		15,109,739
Electrical Equipment (0.00%)
Generac Holdings Inc.(a)	100	12,665
Entertainment Content (2.54%)
Electronic Arts Inc.	200	28,904
Netflix Inc.(a)	1,600	1,492,048
Paramount Global, Class B	100	1,196
Take-Two Interactive Software Inc.(a)	100	20,725
Walt Disney Co., The	588,295	58,064,716
Warner Bros Discovery Inc.(a)	59,000	633,070
		60,240,659
Food (0.50%)
General Mills Inc.	22,100	1,321,359
Ingredion Inc.	16,200	2,190,402
Kellanova	94,100	7,762,309
Nestle SA Sponsored ADR	100	10,117
WK Kellogg Co.	24,800	494,264
		11,778,451
Gas & Water Utilities (0.26%)
National Fuel Gas Co.	26,900	2,130,211
UGI Corp.	123,500	4,084,145
		6,214,356
Health Care Facilities & Services (0.38%)
Cencora Inc.	800	222,472
Chemed Corp.	4,200	2,584,344
Cigna Group, The	600	197,400
Encompass Health Corp.	6,400	648,192
McKesson Corp.	4,500	3,028,455
Medpace Holdings Inc.(a)	7,500	2,285,175
		8,966,038
Home & Office Products (0.39%)
HNI Corp.	160,000	7,096,000
Scotts Miracle-Gro Co., The	38,500	2,113,265
		9,209,265
Household Products (3.05%)
Kenvue Inc.	205,557	4,929,257
Procter & Gamble Co., The	395,700	67,435,194
		72,364,451
Institutional Financial Services (0.30%)
Cboe Global Markets Inc.	2,000	452,580
CME Group Inc.	5,900	1,565,211
Goldman Sachs Group Inc., The	800	437,032
Intercontinental Exchange Inc.	12,000	2,070,000
Morgan Stanley	1,700	198,339
	Shares	Value
Common Stocks (Cont.)
Institutional Financial Services (Cont.)
Northern Trust Corp.	3,400	$ 335,410
Virtu Financial Inc., Class A, Class A	55,100	2,100,412
		7,158,984
Insurance (0.70%)
Allstate Corp., The	4,900	1,014,643
Assurant Inc.	14,400	3,020,400
Berkshire Hathaway Inc., Class B(a)	1,700	905,386
CNA Financial Corp.	8,400	426,636
Equitable Holdings Inc.	1,100	57,299
Hanover Insurance Group Inc., The	100	17,395
Hartford Insurance Group Inc., The	13,500	1,670,355
Lincoln National Corp.	61,400	2,204,874
Loews Corp.	13,900	1,277,549
Old Republic International Corp.	57,500	2,255,150
Primerica Inc.	1,000	284,530
RLI Corp.	2,400	192,792
Willis Towers Watson PLC	9,600	3,244,320
		16,571,329
Internet Media & Services (4.69%)
Airbnb Inc., Class A(a)	100	11,946
Alphabet Inc., Class A	411,340	63,609,618
Alphabet Inc., Class C	71,180	11,120,451
DoorDash Inc., Class A(a)	500	91,385
Expedia Group Inc.	100	16,810
GoDaddy Inc., Class A(a)	100	18,014
Match Group Inc.	7,500	234,000
Meta Platforms Inc., Class A	58,030	33,446,171
Uber Technologies Inc.(a)	4,100	298,726
VeriSign Inc.(a)	9,300	2,360,991
		111,208,112
IT Services (0.35%)
Accenture PLC, Class A	2,470	770,739
Amdocs Ltd.	22,400	2,049,600
DXC Technology Co.(a)	100	1,705
EPAM Systems Inc.(a)	100	16,884
Gartner Inc.(a)	5,300	2,224,622
International Business Machines Corp.	12,900	3,207,714
		8,271,264
Leisure Facilities & Services (0.58%)
Caesars Entertainment Inc.(a)	100	2,500
Carnival Corp.(a)	100	1,953
Chipotle Mexican Grill Inc.(a)	100	5,021
Domino's Pizza Inc.	9,300	4,272,885
McDonald's Corp.	19,300	6,028,741
MGM Resorts International(a)	100	2,964
Norwegian Cruise Line Holdings Ltd.(a)	100	1,896
Royal Caribbean Cruises Ltd.	100	20,544
Starbucks Corp.	2,200	215,798
Vail Resorts Inc.	400	64,008
Wendy's Co., The	134,200	1,963,346

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (Cont.)
Leisure Facilities & Services (Cont.)
Wingstop Inc.	2,400	$ 541,392
Wynn Resorts Ltd.	100	8,350
Yum! Brands Inc.	4,200	660,912
		13,790,310
Machinery (4.18%)
Caterpillar Inc.	264,200	87,133,160
Deere & Co.	20,202	9,481,809
Donaldson Co. Inc.	36,517	2,448,830
		99,063,799
Medical Equipment & Devices (1.12%)
Abbott Laboratories	57,175	7,584,264
Agilent Technologies Inc.	143,587	16,796,807
Dexcom Inc.(a)	100	6,829
Insulet Corp.(a)	100	26,261
ResMed Inc.	4,300	962,555
Solventum Corp.(a)	13,250	1,007,530
Thermo Fisher Scientific Inc.	300	149,280
		26,533,526
Metals & Mining (0.41%)
Rio Tinto PLC Sponsored ADR	110,100	6,614,808
Royal Gold Inc.	18,800	3,073,988
		9,688,796
Oil & Gas Supply Chain (2.25%)
Antero Midstream Corp.	16,000	288,000
APA Corp.	100	2,102
Cheniere Energy Inc.	6,200	1,434,680
Chevron Corp.	221,200	37,004,548
Civitas Resources Inc.	75,600	2,637,684
EOG Resources Inc.	20,400	2,616,096
Exxon Mobil Corp.	54,400	6,469,792
Occidental Petroleum Corp.	100	4,936
Targa Resources Corp.	200	40,094
Texas Pacific Land Corp.	2,200	2,914,978
		53,412,910
Publishing & Broadcasting (0.04%)
News Corp., Class A	100	2,722
Nexstar Media Group Inc.	5,300	949,866
		952,588
Real Estate Investment Trusts (0.94%)
AvalonBay Communities Inc.	9,500	2,038,890
CubeSmart	52,400	2,238,004
EastGroup Properties Inc.	2,900	510,835
Essex Property Trust Inc.	7,400	2,268,618
Healthpeak Properties Inc.	39,400	796,668
Highwoods Properties Inc.	76,300	2,261,532
Iron Mountain Inc.	100	8,604
Kilroy Realty Corp.	66,400	2,175,264
Mid-America Apartment Communities Inc.	16,800	2,815,344
	Shares	Value
Common Stocks (Cont.)
Real Estate Investment Trusts (Cont.)
Public Storage	7,400	$ 2,214,746
Simon Property Group Inc.	30,300	5,032,224
		22,360,729
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	13,078
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	6,205
First Solar Inc.(a)	100	12,643
		18,848
Retail - Consumer Staples (1.32%)
Costco Wholesale Corp.	7,050	6,667,749
Walgreens Boots Alliance Inc.	100	1,117
Walmart Inc.	281,400	24,704,106
		31,372,972
Retail - Discretionary (0.45%)
AutoZone Inc.(a)	1,100	4,194,058
Bath & Body Works Inc.	15,700	476,024
Builders FirstSource Inc.(a)	100	12,494
Lowe's Cos. Inc.	1,300	303,199
O'Reilly Automotive Inc.(a)	2,200	3,151,676
TJX Cos. Inc., The	2,400	292,320
Williams-Sonoma Inc.	14,400	2,276,640
		10,706,411
Semiconductors (5.24%)
Advanced Micro Devices Inc.(a)	7,400	760,276
Analog Devices Inc.	6,800	1,371,356
Applied Materials Inc.	1,300	188,656
ASML Holding NV NY Reg. Shares	12,921	8,561,842
Broadcom Inc.	112,100	18,768,903
Intel Corp.	100	2,271
KLA Corp.	3,600	2,447,280
Lam Research Corp.	18,600	1,352,220
Microchip Technology Inc.	100	4,841
Micron Technology Inc.	100	8,689
Monolithic Power Systems Inc.	100	57,998
NVIDIA Corp.	807,000	87,462,660
NXP Semiconductors NV	100	19,006
ON Semiconductor Corp.(a)	100	4,069
Qorvo Inc.(a)	100	7,241
QUALCOMM Inc.	7,900	1,213,519
Skyworks Solutions Inc.	32,200	2,081,086
		124,311,913
Software (3.48%)
Adobe Inc.(a)	1,000	383,530
ANSYS Inc.(a)	6,200	1,962,672
Autodesk Inc.(a)	100	26,180
Crowdstrike Holdings Inc., Class A(a)	6,300	2,221,254
Dayforce Inc.(a)	100	5,833
Fortinet Inc.(a)	8,000	770,080
Gen Digital Inc.	100	2,654

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Intuit Inc.	8,600	$ 5,280,314
Microsoft Corp.	165,821	62,247,545
Oracle Corp.	300	41,943
Palantir Technologies Inc., Class A(a)	55,500	4,684,200
Palo Alto Networks Inc.(a)	200	34,128
Paycom Software Inc.	5,100	1,114,248
PTC Inc.(a)	100	15,495
Salesforce Inc.	2,900	778,244
ServiceNow Inc.(a)	100	79,614
Tyler Technologies Inc.(a)	5,000	2,906,950
		82,554,884
Specialty Finance (1.37%)
AGNC Investment Corp.	334,800	3,207,384
Annaly Capital Management Inc.	204,100	4,145,271
Broadridge Financial Solutions Inc.	600	145,476
Fidelity National Information Services Inc.	5,800	433,144
Fiserv Inc.(a)	1,500	331,245
GATX Corp.	4,200	652,134
Jack Henry & Associates Inc.	1,400	255,640
Mastercard Inc., Class A	439	240,625
MGIC Investment Corp.	89,200	2,210,376
MSCI Inc.	1,000	565,500
OneMain Holdings Inc.	55,000	2,688,400
PayPal Holdings Inc.(a)	100	6,525
Starwood Property Trust Inc.	152,700	3,018,879
UWM Holdings Corp.	85,270	465,574
Verisk Analytics Inc.	11,800	3,511,916
Visa Inc., Class A	20,930	7,335,128
Western Union Co., The	318,700	3,371,846
		32,585,063
Steel (1.28%)
Nucor Corp.	251,700	30,289,578
Technology Hardware (9.12%)
Apple Inc.	897,204	199,295,924
Corning Inc.	280,092	12,822,612
Dell Technologies Inc., Class C	100	9,115
F5 Inc.(a)	1,900	505,913
Motorola Solutions Inc.	1,500	656,715
Teledyne Technologies Inc.(a)	5,900	2,936,489
Western Digital Corp.(a)	100	4,043
		216,230,811
Telecommunications (0.56%)
AT&T Inc.	182,000	5,146,960
EchoStar Corp., Class A(a)	35	895
Iridium Communications Inc.	1,300	35,516
T-Mobile US Inc.	12,700	3,387,217
Verizon Communications Inc.	102,400	4,644,864
		13,215,452
	Shares	Value
Common Stocks (Cont.)
Tobacco & Cannabis (0.25%)
Altria Group Inc.	36,600	$ 2,196,732
Philip Morris International Inc.	23,100	3,666,663
		5,863,395
Transportation & Logistics (0.36%)
American Airlines Group Inc.(a)	100	1,055
Expeditors International of Washington Inc.	21,000	2,525,250
Landstar System Inc.	16,000	2,403,200
Union Pacific Corp.	15,666	3,700,936
		8,630,441
Wholesale - Consumer Staples (1.11%)
Archer-Daniels-Midland Co.	550,461	26,427,633
Wholesale - Discretionary (0.00%)
Copart Inc.(a)	100	5,659
Total Common Stocks (cost $444,423,252)		1,653,175,250

	Principal amount	Value
Corporate Bonds (8.59%)
Aerospace & Defense (0.13%)
RTX Corp. 5.750%, 11/08/2026	$ 100,000	101,837
6.000%, 03/15/2031	200,000	212,413
5.150%, 02/27/2033	250,000	252,224
L3Harris Technologies Inc. 5.400%, 01/15/2027	150,000	152,150
5.400%, 07/31/2033	100,000	101,269
Boeing Co., The 5.040%, 05/01/2027	150,000	150,682
6.259%, 05/01/2027	100,000	102,886
3.250%, 02/01/2028	250,000	239,738
5.150%, 05/01/2030	250,000	251,551
3.625%, 02/01/2031	150,000	139,074
6.528%, 05/01/2034	200,000	214,297
Lockheed Martin Corp. 5.100%, 11/15/2027	250,000	255,718
4.450%, 05/15/2028	250,000	251,164
5.250%, 01/15/2033	250,000	256,440
4.800%, 08/15/2034	100,000	98,508
HEICO Corp. 5.250%, 08/01/2028	150,000	152,642
Northrop Grumman Corp. 4.900%, 06/01/2034	100,000	99,054
		3,031,647
Asset Management (0.16%)
Charles Schwab Corp., The 5.875%, 08/24/2026	100,000	101,855
2.000%, 03/20/2028	100,000	93,394
6.196%, 11/17/2029(c)	100,000	105,482

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Asset Management (Cont.)
5.853%, 05/19/2034(c)	$ 150,000	$ 156,669
6.136%, 08/24/2034(c)	100,000	106,433
Blackstone Private Credit Fund 3.250%, 03/15/2027	500,000	481,762
4.000%, 01/15/2029	250,000	237,364
Blue Owl Credit Income Corp. 7.750%, 09/16/2027	250,000	260,924
7.950%, 06/13/2028	100,000	105,909
Blue Owl Credit Income Corp. 5.800%, 03/15/2030(b)	100,000	98,058
Blackstone Secured Lending Fund 5.875%, 11/15/2027	150,000	152,475
Brookfield Finance Inc. 3.900%, 01/25/2028	100,000	98,222
5.675%, 01/15/2035	100,000	102,295
UBS AG 5.650%, 09/11/2028	200,000	206,786
Ares Capital Corp. 5.875%, 03/01/2029	150,000	152,285
5.950%, 07/15/2029	150,000	152,434
Blue Owl Capital Corp. 5.950%, 03/15/2029	100,000	100,259
Ares Strategic Income Fund 6.350%, 08/15/2029(b)	100,000	101,528
5.600%, 02/15/2030(b)	100,000	98,564
FS K.K.R Capital Corp. 6.875%, 08/15/2029	100,000	102,563
BlackRock Inc. 2.400%, 04/30/2030	250,000	226,433
4.750%, 05/25/2033	150,000	150,074
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	244,188
5.150%, 05/15/2033	100,000	100,869
Brookfield Capital Finance LLC 6.087%, 06/14/2033	100,000	105,040
		3,841,865
Auto Manufacturers (0.01%)
Ford Motor Credit Co. LLC 5.875%, 11/07/2029	200,000	197,819
General Motors Financial Co. Inc. 5.900%, 01/07/2035	50,000	49,515
		247,334
Automotive (0.26%)
General Motors Financial Co. Inc. 5.400%, 04/06/2026	250,000	251,044
5.000%, 04/09/2027	250,000	250,276
5.400%, 05/08/2027	100,000	100,966
6.000%, 01/09/2028	250,000	256,395
5.800%, 06/23/2028	250,000	255,339
5.850%, 04/06/2030	250,000	254,532
5.600%, 06/18/2031	100,000	100,008
6.400%, 01/09/2033	250,000	257,848
	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
Ford Motor Credit Co. LLC 6.950%, 06/10/2026	$ 200,000	$ 203,093
5.800%, 03/05/2027	200,000	200,866
6.800%, 05/12/2028	200,000	205,410
6.798%, 11/07/2028	200,000	205,691
7.350%, 03/06/2030	200,000	209,278
7.200%, 06/10/2030	200,000	207,633
6.050%, 03/05/2031	200,000	197,237
7.122%, 11/07/2033	200,000	204,384
American Honda Finance Corp. 5.250%, 07/07/2026	250,000	252,261
5.125%, 07/07/2028	250,000	254,205
5.650%, 11/15/2028	100,000	103,454
5.850%, 10/04/2030	100,000	105,144
4.900%, 01/10/2034	100,000	97,665
Toyota Motor Corp. 5.275%, 07/13/2026	250,000	252,800
5.118%, 07/13/2028	250,000	255,748
5.123%, 07/13/2033	250,000	255,049
Toyota Motor Credit Corp. 4.550%, 08/07/2026	200,000	200,638
4.550%, 09/20/2027	250,000	251,222
4.350%, 10/08/2027	100,000	100,036
4.550%, 05/17/2030	100,000	99,640
4.800%, 01/05/2034	100,000	98,626
Aptiv Swiss Holdings Ltd. 3.250%, 03/01/2032	100,000	87,133
General Motors Co. 5.600%, 10/15/2032	100,000	99,175
Magna International Inc. 5.500%, 03/21/2033	200,000	201,921
		6,074,717
Banking (1.95%)
JPMorgan Chase & Co. 3.300%, 04/01/2026	250,000	247,458
6.070%, 10/22/2027(c)	250,000	255,902
5.040%, 01/23/2028(c)	100,000	100,868
2.947%, 02/24/2028(c)	250,000	242,862
5.571%, 04/22/2028(c)	100,000	101,999
4.323%, 04/26/2028(c)	150,000	149,266
4.851%, 07/25/2028(c)	250,000	251,597
2.069%, 06/01/2029(c)	250,000	231,468
4.203%, 07/23/2029(c)	150,000	148,000
5.299%, 07/24/2029(c)	250,000	255,100
6.087%, 10/23/2029(c)	100,000	104,701
4.452%, 12/05/2029(c)	150,000	148,957
5.012%, 01/23/2030(c)	150,000	151,666
5.581%, 04/22/2030(c)	250,000	257,865
3.702%, 05/06/2030(c)	250,000	240,567
4.565%, 06/14/2030(c)	250,000	248,577
4.995%, 07/22/2030(c)	250,000	252,263
1.953%, 02/04/2032(c)	250,000	212,673
2.580%, 04/22/2032(c)	250,000	219,658
2.545%, 11/08/2032(c)	250,000	216,215
2.963%, 01/25/2033(c)	250,000	220,686

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.586%, 04/26/2033(c)	$ 500,000	$ 487,139
4.912%, 07/25/2033(c)	500,000	496,024
5.717%, 09/14/2033(c)	250,000	256,892
5.350%, 06/01/2034(c)	250,000	254,063
6.254%, 10/23/2034(c)	250,000	268,500
5.336%, 01/23/2035(c)	250,000	252,662
5.766%, 04/22/2035(c)	100,000	103,931
4.946%, 10/22/2035(c)	100,000	97,861
Morgan Stanley Bank N.A. 4.754%, 04/21/2026	250,000	250,787
Wells Fargo & Co. 3.000%, 04/22/2026	250,000	246,204
3.000%, 10/23/2026	250,000	244,472
3.196%, 06/17/2027(c)	100,000	98,383
3.526%, 03/24/2028(c)	250,000	244,966
5.707%, 04/22/2028(c)	150,000	153,279
3.584%, 05/22/2028(c)	364,000	356,384
2.393%, 06/02/2028(c)	150,000	143,162
4.150%, 01/24/2029	186,000	183,381
5.574%, 07/25/2029(c)	200,000	205,438
6.303%, 10/23/2029(c)	100,000	105,154
5.198%, 01/23/2030(c)	150,000	152,513
3.350%, 03/02/2033(c)	500,000	448,611
4.897%, 07/25/2033(c)	500,000	492,804
5.389%, 04/24/2034(c)	150,000	151,036
5.557%, 07/25/2034(c)	150,000	152,637
5.499%, 01/23/2035(c)	250,000	253,400
Bank of Montreal 5.300%, 06/05/2026	250,000	252,266
2.650%, 03/08/2027	150,000	145,245
4.700%, 09/14/2027	150,000	150,834
5.203%, 02/01/2028	150,000	152,745
3.088%, 01/10/2037(c)	150,000	126,679
Sumitomo Mitsui Financial Group Inc. 5.880%, 07/13/2026	250,000	254,275
1.402%, 09/17/2026	100,000	95,723
5.520%, 01/13/2028	250,000	256,658
5.800%, 07/13/2028	250,000	259,200
3.040%, 07/16/2029	200,000	187,046
5.710%, 01/13/2030	250,000	259,887
5.766%, 01/13/2033	250,000	260,252
Toronto-Dominion Bank, The 5.532%, 07/17/2026	250,000	253,301
4.108%, 06/08/2027	150,000	148,975
4.693%, 09/15/2027	250,000	251,631
5.156%, 01/10/2028	150,000	152,542
5.523%, 07/17/2028	150,000	154,222
Canadian Imperial Bank of Commerce 5.615%, 07/17/2026	150,000	152,112
3.450%, 04/07/2027	150,000	147,110
5.001%, 04/28/2028	150,000	151,814
Royal Bank of Canada 5.200%, 07/20/2026	250,000	252,486
4.240%, 08/03/2027	150,000	149,562
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
6.000%, 11/01/2027	$ 250,000	$ 259,555
4.900%, 01/12/2028	150,000	151,750
5.200%, 08/01/2028	150,000	152,897
5.000%, 02/01/2033	150,000	149,636
5.000%, 05/02/2033	125,000	124,577
U.S. Bancorp 2.375%, 07/22/2026	250,000	244,086
3.150%, 04/27/2027	250,000	244,250
6.787%, 10/26/2027(c)	250,000	258,303
3.900%, 04/26/2028	250,000	246,291
4.548%, 07/22/2028(c)	150,000	150,021
4.653%, 02/01/2029(c)	150,000	150,091
5.775%, 06/12/2029(c)	250,000	257,835
5.384%, 01/23/2030(c)	100,000	102,026
4.839%, 02/01/2034(c)	150,000	145,756
5.836%, 06/12/2034(c)	250,000	257,978
5.678%, 01/23/2035(c)	250,000	255,575
Citibank N.A. 4.929%, 08/06/2026	250,000	251,643
5.803%, 09/29/2028	250,000	260,368
Wells Fargo Bank N.A. 5.450%, 08/07/2026	250,000	253,440
Bank of America N.A. 5.526%, 08/18/2026	250,000	254,021
JPMorgan Chase Bank N.A. 5.110%, 12/08/2026	250,000	253,272
HSBC U.S.A. Inc. 5.294%, 03/04/2027	200,000	203,463
Barclays PLC(Variable, U.S. SOFR + 2.21%) 5.829%, 05/09/2027(c)	250,000	253,050
6.496%, 09/13/2027(c)	250,000	256,088
5.674%, 03/12/2028(c)	200,000	203,525
6.490%, 09/13/2029(c)	200,000	210,279
5.746%, 08/09/2033(c)	250,000	254,051
7.437%, 11/02/2033(c)	250,000	279,057
6.224%, 05/09/2034(c)	250,000	260,432
7.119%, 06/27/2034(c)	250,000	269,343
Goldman Sachs Bank U.S.A. 5.414%, 05/21/2027(c)	100,000	100,947
Truist Financial Corp.(Variable, U.S. SOFR + 2.05%) 6.047%, 06/08/2027(c)	250,000	254,162
7.161%, 10/30/2029(c)	150,000	161,518
5.435%, 01/24/2030(c)	100,000	102,059
5.867%, 06/08/2034(c)	150,000	154,319
Citigroup Inc.(Variable, U.S. SOFR + 0.77%) 1.462%, 06/09/2027(c)	100,000	96,329
3.070%, 02/24/2028(c)	250,000	242,949
4.658%, 05/24/2028(c)	150,000	150,190
5.174%, 02/13/2030(c)	250,000	253,253
3.980%, 03/20/2030(c)	150,000	145,413
2.561%, 05/01/2032(c)	250,000	217,172
3.057%, 01/25/2033(c)	500,000	438,349

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
3.785%, 03/17/2033(c)	$ 500,000	$ 457,353
4.910%, 05/24/2033(c)	500,000	490,299
6.270%, 11/17/2033(c)	250,000	265,321
6.174%, 05/25/2034(c)	250,000	256,243
5.827%, 02/13/2035(c)	250,000	248,925
5.449%, 06/11/2035(c)	250,000	251,411
National Australia Bank Ltd. 3.905%, 06/09/2027	250,000	248,048
4.944%, 01/12/2028	250,000	254,144
4.900%, 06/13/2028	250,000	254,049
Mizuho Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%) 1.554%, 07/09/2027(c)	200,000	192,563
5.667%, 05/27/2029(c)	200,000	205,662
5.382%, 07/10/2030(c)	200,000	204,156
5.739%, 05/27/2031(c)	200,000	207,319
5.748%, 07/06/2034(c)	200,000	206,457
Deutsche Bank AG(Variable, U.S. SOFR + 2.52%) 7.146%, 07/13/2027(c)	250,000	256,983
5.371%, 09/09/2027	250,000	255,579
2.552%, 01/07/2028(c)	250,000	240,450
6.720%, 01/18/2029(c)	250,000	261,638
6.819%, 11/20/2029(c)	150,000	159,063
3.742%, 01/07/2033(c)	250,000	219,682
Bank of America Corp.(Variable, U.S. SOFR + 0.96%) 1.734%, 07/22/2027(c)	250,000	240,963
5.933%, 09/15/2027(c)	250,000	254,877
2.551%, 02/04/2028(c)	250,000	241,183
4.376%, 04/27/2028(c)	250,000	248,966
4.948%, 07/22/2028(c)	150,000	151,205
6.204%, 11/10/2028(c)	250,000	259,830
3.419%, 12/20/2028(c)	250,000	242,281
3.970%, 03/05/2029(c)	250,000	245,581
5.202%, 04/25/2029(c)	250,000	253,987
2.087%, 06/14/2029(c)	250,000	231,170
4.271%, 07/23/2029(c)	150,000	148,180
5.819%, 09/15/2029(c)	100,000	103,632
3.974%, 02/07/2030(c)	250,000	243,260
3.194%, 07/23/2030(c)	250,000	234,463
2.572%, 10/20/2032(c)	250,000	215,688
2.972%, 02/04/2033(c)	500,000	438,395
4.571%, 04/27/2033(c)	500,000	483,169
5.015%, 07/22/2033(c)	500,000	497,903
5.288%, 04/25/2034(c)	250,000	251,129
5.872%, 09/15/2034(c)	175,000	182,621
5.468%, 01/23/2035(c)	250,000	253,640
2.482%, 09/21/2036(c)	250,000	208,494
3.846%, 03/08/2037(c)	250,000	224,387
PNC Financial Services Group Inc., The(Variable, U.S. SOFR + 0.80%) 5.102%, 07/23/2027(c)	100,000	100,567
5.582%, 06/12/2029(c)	250,000	257,066
5.492%, 05/14/2030(c)	100,000	102,672
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.812%, 10/21/2032(c)	$ 100,000	$ 98,926
6.037%, 10/28/2033(c)	150,000	157,479
5.939%, 08/18/2034(c)	150,000	156,161
5.401%, 07/23/2035(c)	100,000	100,329
Lloyds Banking Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.48%) 5.985%, 08/07/2027(c)	250,000	254,104
3.750%, 03/18/2028(c)	250,000	245,677
5.087%, 11/26/2028(c)	200,000	201,983
5.679%, 01/05/2035(c)	200,000	202,293
HSBC Holdings PLC(Variable, U.S. SOFR + 1.57%) 5.887%, 08/14/2027(c)	250,000	253,943
4.755%, 06/09/2028(c)	250,000	249,956
5.210%, 08/11/2028(c)	250,000	252,474
7.390%, 11/03/2028(c)	250,000	265,696
6.161%, 03/09/2029(c)	250,000	259,096
5.402%, 08/11/2033(c)	250,000	252,732
8.113%, 11/03/2033(c)	250,000	284,741
6.254%, 03/09/2034(c)	250,000	264,294
6.547%, 06/20/2034(c)	200,000	208,605
7.399%, 11/13/2034(c)	200,000	219,874
Banco Santander SA 5.294%, 08/18/2027	200,000	202,576
5.552%, 03/14/2028(c)	200,000	203,158
4.175%, 03/24/2028(c)	200,000	197,984
5.588%, 08/08/2028	200,000	205,695
6.921%, 08/08/2033	200,000	212,177
Westpac Banking Corp. 4.043%, 08/26/2027	250,000	249,491
5.457%, 11/18/2027	250,000	257,490
5.535%, 11/17/2028	100,000	103,931
5.050%, 04/16/2029	100,000	102,415
6.820%, 11/17/2033	100,000	108,937
5.618%, 11/20/2035(c)	100,000	99,331
3.020%, 11/18/2036(c)	100,000	86,300
PNC Bank N.A. 3.100%, 10/25/2027	250,000	242,236
KeyBank N.A. 5.850%, 11/15/2027	250,000	256,832
Santander Holdings U.S.A. Inc. 2.490%, 01/06/2028(c)	250,000	239,611
Santander UK Group Holdings PLC(Variable, U.S. SOFR + 1.22%) 2.469%, 01/11/2028(c)	250,000	240,251
6.534%, 01/10/2029(c)	250,000	259,924
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%) 2.341%, 01/19/2028(c)	250,000	240,462
5.017%, 07/20/2028(c)	250,000	252,374
5.422%, 02/22/2029(c)	200,000	204,454
5.258%, 04/17/2030(c)	200,000	203,845

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
2.309%, 07/20/2032(c)	$ 200,000	$ 171,247
5.441%, 02/22/2034(c)	200,000	204,073
5.406%, 04/19/2034(c)	200,000	204,543
Manufacturers & Traders Trust Co. 4.700%, 01/27/2028	250,000	250,369
ING Groep N.V.(Variable, U.S. SOFR + 1.83%) 4.017%, 03/28/2028(c)	200,000	197,764
5.335%, 03/19/2030(c)	200,000	203,716
5.550%, 03/19/2035(c)	200,000	201,581
Bank of Nova Scotia, The 5.250%, 06/12/2028	150,000	153,423
4.850%, 02/01/2030	250,000	251,442
4.588%, 05/04/2037(c)	150,000	138,562
Huntington Bancshares Inc.(Variable, U.S. SOFR + 1.97%) 4.443%, 08/04/2028(c)	100,000	99,326
5.272%, 01/15/2031(c)	200,000	202,128
5.709%, 02/02/2035(c)	100,000	101,065
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%) 6.339%, 07/27/2029(c)	150,000	156,805
4.772%, 07/28/2030(c)	150,000	149,111
Citizens Financial Group Inc. 5.841%, 01/23/2030(c)	100,000	102,716
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%) 5.076%, 01/27/2030(c)	200,000	201,242
5.778%, 03/01/2035(c)	200,000	203,995
		46,243,514
Banks (0.04%)
UBS AG 4.864%, 01/10/2028(c)	250,000	251,144
Kreditanstalt fuer Wiederaufbau 4.625%, 03/18/2030	180,000	184,663
PNC Financial Services Group Inc., The(Variable, U.S. SOFR + 1.07%) 5.222%, 01/29/2031(c)	100,000	101,753
5.575%, 01/29/2036(c)	100,000	101,777
Sumitomo Mitsui Financial Group Inc. 5.632%, 01/15/2035	200,000	205,351
HSBC Holdings PLC 5.450%, 03/03/2036(c)	200,000	199,263
		1,043,951
Beverages (0.13%)
Constellation Brands Inc. 4.350%, 05/09/2027	250,000	248,978
4.750%, 05/09/2032	250,000	243,990
4.900%, 05/01/2033	100,000	97,561
Coca-Cola Co., The 1.450%, 06/01/2027	100,000	94,588
	Principal amount	Value
Corporate Bonds (Cont.)
Beverages (Cont.)
1.000%, 03/15/2028	$ 100,000	$ 91,515
3.450%, 03/25/2030	100,000	96,049
2.000%, 03/05/2031	200,000	174,856
5.000%, 05/13/2034	100,000	102,013
Diageo Capital PLC 5.300%, 10/24/2027	250,000	255,422
5.500%, 01/24/2033	200,000	205,975
PepsiCo Inc. 3.600%, 02/18/2028	250,000	246,472
4.450%, 05/15/2028	250,000	251,920
3.900%, 07/18/2032	100,000	95,404
4.450%, 02/15/2033	100,000	100,013
Anheuser-Busch InBev Worldwide Inc. 3.500%, 06/01/2030	350,000	333,501
Keurig Dr. Pepper Inc. 4.050%, 04/15/2032	250,000	237,717
Brown-Forman Corp. 4.750%, 04/15/2033	100,000	98,747
		2,974,721
Biotechnology & Pharmaceuticals (0.32%)
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/2026	250,000	250,402
4.450%, 05/19/2028	250,000	250,603
4.650%, 05/19/2030	250,000	251,287
4.750%, 05/19/2033	250,000	247,252
Astrazeneca Finance LLC 1.200%, 05/28/2026	250,000	241,563
4.800%, 02/26/2027	100,000	101,059
4.875%, 03/03/2028	250,000	254,180
4.900%, 03/03/2030	250,000	254,998
4.875%, 03/03/2033	150,000	151,045
5.000%, 02/26/2034	100,000	100,972
Amgen Inc. 2.600%, 08/19/2026	250,000	243,999
5.150%, 03/02/2028	250,000	254,496
3.000%, 02/22/2029	250,000	236,884
4.050%, 08/18/2029	250,000	244,447
5.250%, 03/02/2030	250,000	255,704
3.350%, 02/22/2032	150,000	136,821
4.200%, 03/01/2033	150,000	142,183
5.250%, 03/02/2033	250,000	253,611
Bristol-Myers Squibb Co. 4.900%, 02/22/2027	100,000	101,254
5.100%, 02/22/2031	300,000	307,158
2.950%, 03/15/2032	250,000	223,334
5.200%, 02/22/2034	100,000	101,744
AbbVie Inc. 4.800%, 03/15/2027	100,000	100,994
4.250%, 11/14/2028	100,000	99,755
3.200%, 11/21/2029	250,000	236,158
4.950%, 03/15/2031	100,000	101,597
5.050%, 03/15/2034	100,000	100,709

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Johnson & Johnson 0.950%, 09/01/2027	$ 100,000	$ 92,958
4.800%, 06/01/2029	100,000	102,040
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	250,000	246,780
Merck & Co. Inc. 4.050%, 05/17/2028	250,000	249,265
3.400%, 03/07/2029	150,000	144,913
4.300%, 05/17/2030	50,000	49,783
4.500%, 05/17/2033	150,000	147,520
Sanofi SA 3.625%, 06/19/2028	150,000	147,361
Eli Lilly & Co. 3.375%, 03/15/2029	207,000	200,267
4.700%, 02/27/2033	150,000	150,124
4.700%, 02/09/2034	100,000	98,921
Pfizer Inc. 3.450%, 03/15/2029	150,000	145,229
Gilead Sciences Inc. 1.650%, 10/01/2030	300,000	256,571
Zoetis Inc. 5.600%, 11/16/2032	250,000	260,770
		7,536,711
Building Materials (0.01%)
CRH SMW Finance DAC 5.125%, 01/09/2030	200,000	202,356
		202,356
Cable & Satellite (0.08%)
Comcast Corp. 3.300%, 04/01/2027	200,000	196,203
5.350%, 11/15/2027	250,000	256,423
4.550%, 01/15/2029	250,000	251,026
5.500%, 11/15/2032	250,000	259,799
4.650%, 02/15/2033	250,000	245,056
4.800%, 05/15/2033	250,000	246,191
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/2029	250,000	225,156
4.400%, 04/01/2033	250,000	226,022
		1,905,876
Chemicals (0.09%)
EIDP Inc. 4.500%, 05/15/2026	150,000	150,154
FMC Corp. 5.150%, 05/18/2026	150,000	150,383
Albemarle Corp. 4.650%, 06/01/2027	150,000	148,760
5.050%, 06/01/2032	150,000	143,465
Celanese U.S. Holdings LLC 6.415%, 07/15/2027	150,000	152,481
	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Ecolab Inc. 5.250%, 01/15/2028	$ 150,000	$ 154,231
Nutrien Ltd. 4.900%, 03/27/2028	150,000	151,358
Air Products and Chemicals Inc. 4.600%, 02/08/2029	100,000	100,811
4.800%, 03/03/2033	100,000	99,991
4.850%, 02/08/2034	100,000	99,417
Cabot Corp. 5.000%, 06/30/2032	150,000	148,487
Eastman Chemical Co. 5.750%, 03/08/2033	100,000	103,271
Avery Dennison Corp. 5.750%, 03/15/2033	100,000	102,315
Dow Chemical Co., The 6.300%, 03/15/2033	150,000	160,565
5.150%, 02/15/2034	100,000	99,084
LYB International Finance III LLC 5.500%, 03/01/2034	100,000	99,322
		2,064,095
Commercial Services (0.01%)
Quanta Services Inc. 4.750%, 08/09/2027	50,000	50,091
President and Fellows of Harvard College 4.609%, 02/15/2035	50,000	49,283
Leland Stanford Junior University, The 4.679%, 03/01/2035	50,000	49,496
		148,870
Commercial Support Services (0.07%)
GXO Logistics Inc. 1.650%, 07/15/2026	250,000	240,161
2.650%, 07/15/2031	150,000	128,037
Waste Management Inc. 4.875%, 02/15/2029	150,000	152,619
4.625%, 02/15/2030	100,000	100,656
4.150%, 04/15/2032	100,000	96,501
4.625%, 02/15/2033	100,000	99,081
RELX Capital Inc. 4.000%, 03/18/2029	150,000	146,986
3.000%, 05/22/2030	150,000	139,044
Republic Services Inc. 4.875%, 04/01/2029	150,000	151,920
2.375%, 03/15/2033	100,000	83,214
Waste Connections Inc. 2.600%, 02/01/2030	200,000	182,233
5.000%, 03/01/2034	100,000	99,664
		1,620,116

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (0.01%)
Accenture Capital Inc. 4.500%, 10/04/2034	$ 100,000	$ 96,626
International Business Machines Corp. 5.200%, 02/10/2035	100,000	100,198
		196,824
Construction Materials (0.01%)
Owens Corning 5.500%, 06/15/2027	100,000	101,939
3.500%, 02/15/2030	100,000	94,201
		196,140
Containers & Packaging (0.03%)
Berry Global Inc. 5.500%, 04/15/2028	100,000	101,998
WRKCo Inc. 4.900%, 03/15/2029	100,000	100,495
Smurfit Kappa Treasury ULC 5.200%, 01/15/2030(b)	200,000	203,252
5.438%, 04/03/2034(b)	200,000	201,229
Amcor Finance U.S.A. Inc. 5.625%, 05/26/2033	100,000	102,575
		709,549
Cosmetics/Personal Care (0.00%)
Procter & Gamble Co., The 4.150%, 10/24/2029	50,000	50,071
		50,071
Diversified Financial Services (0.00%)
LPL Holdings Inc. 5.650%, 03/15/2035	100,000	99,023
		99,023
Diversified Industrials (0.04%)
Parker-Hannifin Corp. 4.250%, 09/15/2027	150,000	149,668
4.500%, 09/15/2029	150,000	150,120
3M Co. 2.875%, 10/15/2027	100,000	96,268
2.375%, 08/26/2029	100,000	91,286
Honeywell International Inc. 4.950%, 02/15/2028	150,000	152,737
4.250%, 01/15/2029	150,000	149,222
5.000%, 02/15/2033	125,000	125,730
4.500%, 01/15/2034	100,000	96,657
		1,011,688
E-Commerce Discretionary (0.08%)
Amazon.com Inc. 3.300%, 04/13/2027	150,000	147,481
4.550%, 12/01/2027	250,000	252,638
3.450%, 04/13/2029	250,000	243,856
4.650%, 12/01/2029	150,000	152,887
	Principal amount	Value
Corporate Bonds (Cont.)
E-Commerce Discretionary (Cont.)
2.100%, 05/12/2031	$ 150,000	$ 130,752
3.600%, 04/13/2032	250,000	235,580
4.700%, 12/01/2032	250,000	252,151
eBay Inc. 5.950%, 11/22/2027	250,000	259,171
6.300%, 11/22/2032	250,000	269,792
		1,944,308
Electric Utilities (0.64%)
Florida Power & Light Co. 4.450%, 05/15/2026	150,000	150,444
5.050%, 04/01/2028	150,000	152,889
4.400%, 05/15/2028	150,000	150,170
5.150%, 06/15/2029	50,000	51,378
4.625%, 05/15/2030	150,000	150,958
5.100%, 04/01/2033	150,000	151,747
4.800%, 05/15/2033	150,000	148,861
5.300%, 06/15/2034	50,000	51,171
Eversource Energy 4.750%, 05/15/2026	150,000	150,068
2.900%, 03/01/2027	150,000	145,286
4.600%, 07/01/2027	150,000	150,116
5.450%, 03/01/2028	150,000	153,270
5.850%, 04/15/2031	100,000	103,955
5.125%, 05/15/2033	150,000	148,294
5.950%, 07/15/2034	100,000	103,881
Southern California Edison Co. 4.900%, 06/01/2026	150,000	150,109
4.700%, 06/01/2027	150,000	149,857
5.850%, 11/01/2027	150,000	153,660
5.300%, 03/01/2028	150,000	151,804
5.950%, 11/01/2032	150,000	154,020
Algonquin Power & Utilities Corp. 5.365%, 06/15/2026	100,000	100,576
Sempra 5.400%, 08/01/2026	100,000	100,797
3.700%, 04/01/2029	100,000	95,979
5.500%, 08/01/2033	200,000	201,544
6.875%, 10/01/2054(c)	50,000	49,509
CenterPoint Energy Inc. 5.250%, 08/10/2026	150,000	151,368
National Rural Utilities Cooperative Finance Corp. 4.800%, 02/05/2027	50,000	50,464
5.100%, 05/06/2027	50,000	50,719
4.800%, 03/15/2028	150,000	151,883
5.150%, 06/15/2029	50,000	51,050
4.950%, 02/07/2030	50,000	50,657
5.000%, 02/07/2031	100,000	101,880
2.750%, 04/15/2032	50,000	43,518
5.800%, 01/15/2033	50,000	52,358
Exelon Corp. 2.750%, 03/15/2027	150,000	145,170
5.150%, 03/15/2028	150,000	152,417
5.300%, 03/15/2033	150,000	152,032

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Virginia Electric and Power Co. 3.750%, 05/15/2027	$ 150,000	$ 148,042
5.000%, 04/01/2033	150,000	148,655
5.300%, 08/15/2033	150,000	151,619
5.000%, 01/15/2034	100,000	98,776
Pacific Gas and Electric Co. 5.450%, 06/15/2027	150,000	151,532
4.550%, 07/01/2030	150,000	145,194
4.400%, 03/01/2032	150,000	140,173
5.900%, 06/15/2032	150,000	152,984
6.400%, 06/15/2033	150,000	156,770
6.950%, 03/15/2034	100,000	108,360
5.800%, 05/15/2034	100,000	100,975
NextEra Energy Capital Holdings Inc. 4.625%, 07/15/2027	150,000	150,567
4.900%, 02/28/2028	150,000	151,414
4.900%, 03/15/2029	100,000	100,850
5.000%, 02/28/2030	150,000	152,629
5.000%, 07/15/2032	150,000	150,033
5.050%, 02/28/2033	150,000	149,112
6.700%, 09/01/2054(c)	50,000	50,621
Southern Co., The 5.113%, 08/01/2027	150,000	151,625
4.850%, 06/15/2028	150,000	151,755
5.500%, 03/15/2029	50,000	51,566
5.700%, 10/15/2032	150,000	155,912
5.200%, 06/15/2033	150,000	150,352
3.750%, 09/15/2051(c)	100,000	97,170
Alabama Power Co. 3.750%, 09/01/2027	150,000	148,163
WEC Energy Group Inc. 5.150%, 10/01/2027	150,000	152,117
4.750%, 01/15/2028	150,000	150,881
American Electric Power Co. Inc. 5.750%, 11/01/2027	150,000	154,364
5.950%, 11/01/2032	150,000	157,286
7.050%, 12/15/2054(c)	50,000	50,810
Public Service Enterprise Group Inc. 5.850%, 11/15/2027	150,000	154,940
5.400%, 03/15/2035	40,000	40,223
Duke Energy Corp. 5.000%, 12/08/2027	150,000	151,745
4.300%, 03/15/2028	150,000	149,059
4.850%, 01/05/2029	100,000	100,617
5.450%, 06/15/2034	50,000	50,679
6.450%, 09/01/2054(c)	100,000	99,831
Consumers Energy Co. 4.650%, 03/01/2028	150,000	151,197
4.625%, 05/15/2033	150,000	146,494
Constellation Energy Generation LLC 5.600%, 03/01/2028	150,000	154,066
Black Hills Corp. 5.950%, 03/15/2028	150,000	155,392
Berkshire Hathaway Energy Co. 3.250%, 04/15/2028	80,000	77,491
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
3.700%, 07/15/2030	$ 50,000	$ 47,987
System Energy Resources Inc. 6.000%, 04/15/2028	100,000	103,464
Georgia Power Co. 4.650%, 05/16/2028	150,000	150,971
4.700%, 05/15/2032	150,000	148,276
4.950%, 05/17/2033	150,000	148,965
5.250%, 03/15/2034	100,000	100,898
DTE Energy Co. 4.875%, 06/01/2028	150,000	150,916
5.100%, 03/01/2029	50,000	50,660
AES Corp., The 5.450%, 06/01/2028	150,000	152,603
National Grid PLC 5.602%, 06/12/2028	150,000	153,853
5.809%, 06/12/2033	150,000	154,571
San Diego Gas & Electric Co. 4.950%, 08/15/2028	150,000	152,078
Duke Energy Carolinas LLC 3.950%, 11/15/2028	90,000	88,706
4.850%, 03/15/2030	100,000	101,011
4.950%, 01/15/2033	150,000	150,038
4.850%, 01/15/2034	100,000	98,682
5.250%, 03/15/2035	50,000	50,632
Duke Energy Progress LLC 3.450%, 03/15/2029	100,000	96,332
5.050%, 03/15/2035	50,000	49,760
Edison International 5.450%, 06/15/2029	50,000	49,340
Tennessee Valley Authority 7.125%, 05/01/2030	250,000	285,003
PacifiCorp 5.300%, 02/15/2031	100,000	102,060
5.450%, 02/15/2034	100,000	100,806
7.375%, 09/15/2055	100,000	101,287
Puget Energy Inc. 4.224%, 03/15/2032	150,000	139,656
Puget Energy Inc. 5.725%, 03/15/2035(b)	50,000	49,918
AEP Texas Inc. 4.700%, 05/15/2032	150,000	146,026
Xcel Energy Inc. 4.600%, 06/01/2032	150,000	144,605
5.450%, 08/15/2033	150,000	150,660
Dominion Energy Inc. 5.375%, 11/15/2032	150,000	151,454
6.875%, 02/01/2055(c)	50,000	51,768
Entergy Louisiana LLC 4.000%, 03/15/2033	100,000	93,092
5.350%, 03/15/2034	100,000	101,177
5.150%, 09/15/2034	100,000	99,699
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	100,000	112,050

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Southwestern Electric Power Co. 5.300%, 04/01/2033	$ 100,000	$ 100,257
PPL Electric Utilities Corp. 5.000%, 05/15/2033	150,000	149,951
4.850%, 02/15/2034	100,000	98,805
Ameren Illinois Co. 4.950%, 06/01/2033	150,000	149,229
Public Service Electric and Gas Co. 5.200%, 08/01/2033	150,000	152,436
Arizona Public Service Co. 5.550%, 08/01/2033	150,000	151,840
5.700%, 08/15/2034	100,000	101,947
Oncor Electric Delivery Co. LLC 5.650%, 11/15/2033	100,000	103,788
Duke Energy Florida LLC 5.875%, 11/15/2033	100,000	105,557
Dominion Energy South Carolina Inc. 5.300%, 01/15/2035	100,000	101,091
Entergy Corp. 7.125%, 12/01/2054(c)	50,000	50,612
		15,130,417
Electrical Equipment (0.03%)
Vontier Corp. 1.800%, 04/01/2026	150,000	145,504
2.950%, 04/01/2031	150,000	130,195
Otis Worldwide Corp. 5.250%, 08/16/2028	150,000	153,298
Lennox International Inc. 5.500%, 09/15/2028	100,000	102,585
Allegion U.S. Holding Co. Inc. 5.411%, 07/01/2032	150,000	152,263
Trane Technologies Financing Ltd. 5.250%, 03/03/2033	100,000	101,854
		785,699
Electronics (0.00%)
Honeywell International Inc. 5.000%, 03/01/2035	100,000	99,625
		99,625
Engineering & Construction (0.02%)
Ste Transcore Holdings Inc. 4.125%, 05/23/2026	250,000	249,466
Jacobs Engineering Group Inc. 6.350%, 08/18/2028	100,000	104,331
MasTec Inc. 5.900%, 06/15/2029	50,000	51,196
		404,993
Entertainment Content (0.05%)
Netflix Inc. 4.375%, 11/15/2026	100,000	100,176
4.875%, 04/15/2028	100,000	101,442
	Principal amount	Value
Corporate Bonds (Cont.)
Entertainment Content (Cont.)
Walt Disney Co., The 3.800%, 03/22/2030	$ 150,000	$ 145,426
6.200%, 12/15/2034	150,000	164,907
Warnermedia Holdings Inc. 4.279%, 03/15/2032	500,000	440,520
AppLovin Corp. 5.500%, 12/01/2034	150,000	149,966
		1,102,437
Environmental Control (0.00%)
Waste Management Inc. 4.800%, 03/15/2032	100,000	100,194
		100,194
Food (0.13%)
Conagra Brands Inc. 5.300%, 10/01/2026	250,000	252,439
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l. 2.500%, 01/15/2027	250,000	240,410
5.125%, 02/01/2028	250,000	252,540
3.000%, 02/02/2029	250,000	233,731
5.500%, 01/15/2030	250,000	253,968
3.625%, 01/15/2032	250,000	225,258
5.750%, 04/01/2033	73,000	74,156
Mondelez International Inc. 2.625%, 03/17/2027	250,000	241,312
Kraft Heinz Foods Co. 3.750%, 04/01/2030	250,000	239,317
Pilgrim's Pride Corp. 4.250%, 04/15/2031	250,000	234,789
3.500%, 03/01/2032	250,000	219,830
6.250%, 07/01/2033	100,000	103,514
Kellanova 5.250%, 03/01/2033	100,000	101,374
General Mills Inc. 4.950%, 03/29/2033	100,000	98,959
McCormick & Co. Inc. 4.950%, 04/15/2033	100,000	98,855
Hershey Co., The 4.500%, 05/04/2033	100,000	97,928
		2,968,380
Forestry, Paper & Wood Products (0.01%)
Suzano Austria GmbH 6.000%, 01/15/2029	200,000	203,898
		203,898
Gas & Water Utilities (0.05%)
National Fuel Gas Co. 5.500%, 10/01/2026	250,000	252,561
Southern California Gas Co. 2.950%, 04/15/2027	100,000	97,097
5.200%, 06/01/2033	100,000	99,780

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Gas & Water Utilities (Cont.)
CenterPoint Energy Resources Corp. 5.250%, 03/01/2028	$ 100,000	$ 101,938
5.400%, 03/01/2033	100,000	101,738
NiSource Inc. 5.250%, 03/30/2028	100,000	101,745
5.200%, 07/01/2029	50,000	50,924
Southwest Gas Corp. 4.050%, 03/15/2032	100,000	93,513
American Water Capital Corp. 4.450%, 06/01/2032	100,000	96,942
Southern Co. Gas Capital Corp. 4.950%, 09/15/2034	100,000	97,349
		1,093,587
Health Care Facilities & Services (0.31%)
Universal Health Services Inc. 1.650%, 09/01/2026	250,000	239,283
2.650%, 10/15/2030	250,000	219,140
HCA Inc. 3.125%, 03/15/2027	150,000	145,675
5.200%, 06/01/2028	150,000	151,848
3.375%, 03/15/2029	150,000	141,816
5.450%, 04/01/2031	100,000	101,575
3.625%, 03/15/2032	100,000	90,403
5.500%, 06/01/2033	100,000	100,374
5.600%, 04/01/2034	100,000	100,554
UnitedHealth Group Inc. 3.700%, 05/15/2027	250,000	247,052
5.250%, 02/15/2028	250,000	256,376
4.000%, 05/15/2029	250,000	245,698
5.300%, 02/15/2030	250,000	258,044
4.200%, 05/15/2032	250,000	240,362
5.350%, 02/15/2033	100,000	102,530
4.500%, 04/15/2033	100,000	96,707
5.150%, 07/15/2034	100,000	100,677
CommonSpirit Health 6.073%, 11/01/2027	150,000	154,900
Cencora Inc. 4.625%, 12/15/2027	100,000	100,316
5.150%, 02/15/2035	100,000	99,989
Humana Inc. 5.750%, 03/01/2028	250,000	256,976
3.700%, 03/23/2029	250,000	239,522
5.375%, 04/15/2031	100,000	100,778
IQVIA Inc. 5.700%, 05/15/2028	200,000	203,566
6.250%, 02/01/2029	100,000	104,128
Centene Corp. 2.450%, 07/15/2028	250,000	228,122
2.500%, 03/01/2031	400,000	337,234
McKesson Corp. 4.900%, 07/15/2028	150,000	152,447
5.100%, 07/15/2033	100,000	101,346
CVS Health Corp. 5.000%, 01/30/2029	150,000	150,698
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
5.125%, 02/21/2030	$ 250,000	$ 251,625
5.250%, 01/30/2031	250,000	252,409
5.250%, 02/21/2033	100,000	98,739
5.300%, 06/01/2033	100,000	99,027
5.700%, 06/01/2034	100,000	101,551
Cigna Group, The 5.000%, 05/15/2029	300,000	304,043
5.125%, 05/15/2031	100,000	101,506
5.250%, 02/15/2034	100,000	100,535
Adventist Health System 5.430%, 03/01/2032	150,000	151,542
Elevance Health Inc. 5.500%, 10/15/2032	250,000	258,462
4.750%, 02/15/2033	250,000	244,520
5.375%, 06/15/2034	100,000	101,259
Sutter Health 5.164%, 08/15/2033	100,000	100,775
Quest Diagnostics Inc. 6.400%, 11/30/2033	100,000	108,390
Cardinal Health Inc. 5.350%, 11/15/2034	100,000	100,358
		7,442,877
Healthcare - Products (0.02%)
Stryker Corp. 4.700%, 02/10/2028	100,000	100,649
4.850%, 02/10/2030	100,000	100,993
5.200%, 02/10/2035	100,000	100,966
Solventum Corp. 5.450%, 03/13/2031	100,000	101,877
		404,485
Healthcare - Services (0.01%)
HCA Inc. 5.000%, 03/01/2028	100,000	100,815
5.250%, 03/01/2030	100,000	101,186
		202,001
Home & Office Products (0.00%)
Whirlpool Corp. 4.700%, 05/14/2032	100,000	93,184
		93,184
Home Construction (0.02%)
D.R. Horton Inc. 1.300%, 10/15/2026	100,000	95,209
1.400%, 10/15/2027	100,000	92,598
MDC Holdings Inc. 2.500%, 01/15/2031	100,000	86,556
Fortune Brands Innovations Inc. 4.000%, 03/25/2032	150,000	139,432
5.875%, 06/01/2033	100,000	103,880
		517,675

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Household Products (0.08%)
Procter & Gamble Co., The 1.900%, 02/01/2027	$ 100,000	$ 96,345
3.950%, 01/26/2028	100,000	100,055
2.300%, 02/01/2032	100,000	88,426
4.050%, 01/26/2033	100,000	97,675
Haleon U.S. Capital LLC 3.375%, 03/24/2027	250,000	245,016
3.625%, 03/24/2032	250,000	230,183
Colgate-Palmolive Co. 3.100%, 08/15/2027	100,000	97,929
4.600%, 03/01/2028	100,000	101,818
Kenvue Inc. 5.050%, 03/22/2028	100,000	102,161
5.000%, 03/22/2030	100,000	102,101
4.900%, 03/22/2033	100,000	100,161
Unilever Capital Corp. 1.375%, 09/14/2030	300,000	255,200
Clorox Co., The 4.600%, 05/01/2032	100,000	98,696
Church & Dwight Co. Inc. 5.600%, 11/15/2032	100,000	104,456
Estee Lauder Cos. Inc., The 4.650%, 05/15/2033	100,000	97,012
		1,917,234
Industrial Intermediate Products (0.01%)
Timken Co., The 4.125%, 04/01/2032	150,000	139,076
		139,076
Institutional Financial Services (0.57%)
Bank of New York Mellon Corp., The 2.800%, 05/04/2026	250,000	246,062
2.450%, 08/17/2026	250,000	243,912
4.947%, 04/26/2027(c)	100,000	100,518
3.400%, 01/29/2028	250,000	244,347
3.992%, 06/13/2028(c)	150,000	148,783
5.834%, 10/25/2033(c)	150,000	157,761
4.706%, 02/01/2034(c)	150,000	146,807
6.474%, 10/25/2034(c)	250,000	273,074
State Street Corp. 2.650%, 05/19/2026	250,000	245,951
5.272%, 08/03/2026	150,000	151,694
2.203%, 02/07/2028(c)	150,000	144,079
5.159%, 05/18/2034(c)	150,000	150,873
Goldman Sachs Group Inc., The(Variable, U.S. SOFR + 1.51%) 4.387%, 06/15/2027(c)	250,000	249,596
1.542%, 09/10/2027(c)	100,000	95,673
1.948%, 10/21/2027(c)	200,000	191,838
2.640%, 02/24/2028(c)	250,000	241,306
3.615%, 03/15/2028(c)	250,000	245,361
4.482%, 08/23/2028(c)	250,000	249,393
4.223%, 05/01/2029(c)	150,000	147,931
6.484%, 10/24/2029(c)	150,000	158,446
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
5.727%, 04/25/2030(c)	$ 250,000	$ 257,898
5.049%, 07/23/2030(c)	250,000	252,072
2.615%, 04/22/2032(c)	250,000	218,286
2.383%, 07/21/2032(c)	250,000	214,123
3.102%, 02/24/2033(c)	500,000	440,675
6.561%, 10/24/2034(c)	100,000	109,142
5.851%, 04/25/2035(c)	100,000	103,349
5.330%, 07/23/2035(c)	100,000	99,501
5.016%, 10/23/2035(c)	100,000	97,235
Morgan Stanley(Variable, U.S. SOFR + 0.86%) 1.512%, 07/20/2027(c)	250,000	240,314
2.475%, 01/21/2028(c)	250,000	241,091
5.652%, 04/13/2028(c)	100,000	102,070
4.210%, 04/20/2028(c)	250,000	248,189
3.772%, 01/24/2029(c)	150,000	146,719
5.123%, 02/01/2029(c)	250,000	253,425
5.164%, 04/20/2029(c)	250,000	253,389
5.449%, 07/20/2029(c)	250,000	255,695
6.407%, 11/01/2029(c)	150,000	158,322
5.173%, 01/16/2030(c)	150,000	151,989
4.431%, 01/23/2030(c)	250,000	246,835
5.656%, 04/18/2030(c)	250,000	257,739
5.042%, 07/19/2030(c)	250,000	252,089
2.699%, 01/22/2031(c)	250,000	226,486
2.239%, 07/21/2032(c)	250,000	212,864
2.943%, 01/21/2033(c)	250,000	219,286
4.889%, 07/20/2033(c)	500,000	492,581
6.342%, 10/18/2033(c)	500,000	536,433
5.250%, 04/21/2034(c)	150,000	150,074
5.424%, 07/21/2034(c)	150,000	151,748
6.627%, 11/01/2034(c)	100,000	109,074
2.484%, 09/16/2036(c)	250,000	207,272
5.297%, 04/20/2037(c)	250,000	245,226
5.948%, 01/19/2038(c)	250,000	252,720
5.942%, 02/07/2039(c)	250,000	252,339
Intercontinental Exchange Inc. 4.000%, 09/15/2027	250,000	247,876
4.350%, 06/15/2029	250,000	248,412
4.600%, 03/15/2033	250,000	245,035
Nomura Holdings Inc. 5.842%, 01/18/2028	500,000	513,530
6.181%, 01/18/2033	250,000	262,761
Jefferies Financial Group Inc. 5.875%, 07/21/2028	100,000	102,679
6.200%, 04/14/2034	100,000	101,933
CME Group Inc. 2.650%, 03/15/2032	100,000	87,986
Nasdaq Inc. 5.550%, 02/15/2034	88,000	90,247
Goldman Sachs Capital I 6.345%, 02/15/2034	100,000	105,590
		13,495,704

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Insurance (0.21%)
Berkshire Hathaway Finance Corp. 2.300%, 03/15/2027	$ 50,000	$ 48,343
2.875%, 03/15/2032	100,000	90,443
Progressive Corp., The 2.500%, 03/15/2027	50,000	48,349
4.950%, 06/15/2033	100,000	100,561
Aon Corp./Aon Global Holdings PLC 2.850%, 05/28/2027	150,000	145,338
5.350%, 02/28/2033	250,000	254,214
Willis North America Inc. 4.650%, 06/15/2027	250,000	250,156
F&G Annuities & Life Inc. 7.400%, 01/13/2028	250,000	260,744
6.500%, 06/04/2029	100,000	101,792
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	241,719
3.900%, 04/05/2032	250,000	231,107
6.875%, 12/15/2052(c)	250,000	255,487
Chubb INA Holdings LLC 4.650%, 08/15/2029	150,000	151,264
5.000%, 03/15/2034	100,000	100,100
Marsh & McLennan Cos. Inc. 4.650%, 03/15/2030	100,000	100,181
2.250%, 11/15/2030	250,000	220,853
MetLife Inc. 4.550%, 03/23/2030	250,000	250,281
Aflac Inc. 3.600%, 04/01/2030	250,000	240,165
Lincoln National Corp. 3.400%, 01/15/2031	150,000	137,978
Arthur J. Gallagher & Co. 5.000%, 02/15/2032	100,000	99,992
5.150%, 02/15/2035	100,000	99,096
American International Group Inc. 5.125%, 03/27/2033	250,000	250,352
Allstate Corp., The 5.250%, 03/30/2033	250,000	253,254
Fairfax Financial Holdings Ltd. 6.000%, 12/07/2033	100,000	104,183
Aon North America Inc. 5.450%, 03/01/2034	100,000	101,822
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%) 5.125%, 03/01/2052(c)	250,000	237,964
6.000%, 09/01/2052(c)	250,000	250,539
Athene Holding Ltd. 6.625%, 10/15/2054(c)	250,000	247,560
		4,873,837
Internet (0.00%)
Expedia Group Inc. 5.400%, 02/15/2035	100,000	99,594
		99,594
	Principal amount	Value
Corporate Bonds (Cont.)
Internet Media & Services (0.08%)
Alphabet Inc. 1.998%, 08/15/2026	$ 150,000	$ 145,759
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	492,903
4.600%, 05/15/2028	500,000	506,030
4.800%, 05/15/2030	100,000	102,158
3.850%, 08/15/2032	200,000	189,165
4.950%, 05/15/2033	250,000	253,096
Uber Technologies Inc. 4.300%, 01/15/2030	100,000	98,207
Expedia Group Inc. 3.250%, 02/15/2030	100,000	93,211
		1,880,529
Investment Companies (0.01%)
Sixth Street Lending Partners 5.750%, 01/15/2030	100,000	99,042
Apollo Debt Solutions BDC 6.550%, 03/15/2032(b)	100,000	101,324
		200,366
IT Services (0.07%)
CGI Inc. 1.450%, 09/14/2026	150,000	143,443
Kyndryl Holdings Inc. 2.050%, 10/15/2026	150,000	144,071
2.700%, 10/15/2028	250,000	232,222
3.150%, 10/15/2031	150,000	131,718
International Business Machines Corp. 2.200%, 02/09/2027	150,000	144,337
4.150%, 07/27/2027	150,000	149,297
4.500%, 02/06/2028	100,000	100,528
1.950%, 05/15/2030	200,000	175,818
4.750%, 02/06/2033	250,000	247,389
Booz Allen Hamilton Inc. 5.950%, 08/04/2033	100,000	99,703
IBM International Capital Pte. Ltd. 4.900%, 02/05/2034	100,000	98,412
		1,666,938
Leisure Facilities & Services (0.06%)
Hyatt Hotels Corp. 5.750%, 01/30/2027	80,000	81,386
Starbucks Corp. 4.850%, 02/08/2027	100,000	100,749
2.250%, 03/12/2030	100,000	89,332
4.800%, 02/15/2033	100,000	99,363
5.000%, 02/15/2034	100,000	99,576
Las Vegas Sands Corp. 5.900%, 06/01/2027	100,000	101,614
6.000%, 08/15/2029	100,000	102,211
McDonald's Corp. 4.800%, 08/14/2028	250,000	252,848
3.600%, 07/01/2030	150,000	143,115

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Leisure Facilities & Services (Cont.)
4.950%, 08/14/2033	$ 100,000	$ 100,460
Marriott International Inc. 4.900%, 04/15/2029	250,000	251,483
5.300%, 05/15/2034	100,000	99,787
		1,521,924
Lodging (0.01%)
Hyatt Hotels Corp. 5.050%, 03/30/2028	50,000	50,221
5.750%, 03/30/2032	100,000	100,538
Marriott International Inc. 5.100%, 04/15/2032	100,000	99,646
5.350%, 03/15/2035	50,000	49,527
		299,932
Machinery (0.15%)
Caterpillar Financial Services Corp. 4.350%, 05/15/2026	100,000	100,169
4.500%, 01/08/2027	100,000	100,563
3.600%, 08/12/2027	100,000	98,564
4.375%, 08/16/2029	100,000	99,811
John Deere Capital Corp. 4.750%, 06/08/2026	100,000	100,588
5.150%, 09/08/2026	100,000	101,358
4.500%, 01/08/2027	100,000	100,584
4.150%, 09/15/2027	100,000	99,834
4.900%, 03/03/2028	100,000	101,986
4.950%, 07/14/2028	100,000	102,024
4.850%, 10/11/2029	150,000	152,930
4.700%, 06/10/2030	150,000	151,499
4.350%, 09/15/2032	100,000	97,532
5.100%, 04/11/2034	100,000	101,202
5.050%, 06/12/2034	100,000	100,554
Veralto Corp. 5.500%, 09/18/2026	100,000	101,226
5.350%, 09/18/2028	100,000	102,405
Stanley Black & Decker Inc. 6.000%, 03/06/2028	150,000	156,365
CNH Industrial Capital LLC 4.550%, 04/10/2028	100,000	99,736
Regal Rexnord Corp. 6.050%, 04/15/2028	150,000	153,881
6.300%, 02/15/2030	150,000	156,004
6.400%, 04/15/2033	250,000	259,511
Eaton Corp. 4.350%, 05/18/2028	150,000	150,418
4.150%, 03/15/2033	100,000	95,497
Ingersoll Rand Inc. 5.400%, 08/14/2028	150,000	153,627
5.700%, 08/14/2033	100,000	103,209
5.450%, 06/15/2034	100,000	101,479
	Principal amount	Value
Corporate Bonds (Cont.)
Machinery (Cont.)
Pentair Finance S.a.r.l. 5.900%, 07/15/2032	$ 100,000	$ 102,814
AGCO Corp. 5.800%, 03/21/2034	100,000	101,406
		3,446,776
Machinery - Construction & Mining (0.01%)
Caterpillar Financial Services Corp. 5.000%, 05/14/2027	50,000	50,794
4.800%, 01/08/2030	100,000	101,401
		152,195
Machinery - Diversified (0.00%)
CNH Industrial Capital LLC 4.750%, 03/21/2028	100,000	100,161
		100,161
Medical Equipment & Devices (0.10%)
Thermo Fisher Scientific Inc. 4.953%, 08/10/2026	250,000	252,189
4.800%, 11/21/2027	150,000	151,915
4.977%, 08/10/2030	250,000	255,001
5.086%, 08/10/2033	100,000	101,290
Baxter International Inc. 1.915%, 02/01/2027	150,000	143,076
2.539%, 02/01/2032	100,000	85,766
Bio-Rad Laboratories Inc. 3.300%, 03/15/2027	150,000	146,284
GE HealthCare Technologies Inc. 5.650%, 11/15/2027	150,000	154,021
5.857%, 03/15/2030	250,000	260,974
5.905%, 11/22/2032	250,000	263,854
Illumina Inc. 5.750%, 12/13/2027	150,000	153,357
Becton Dickinson & Co. 4.693%, 02/13/2028	150,000	150,565
Medtronic Global Holdings SCA 4.250%, 03/30/2028	150,000	149,886
4.500%, 03/30/2033	100,000	97,709
		2,365,887
Metals & Mining (0.03%)
BHP Billiton Finance U.S.A. Ltd. 4.750%, 02/28/2028	150,000	151,597
5.100%, 09/08/2028	100,000	102,151
4.900%, 02/28/2033	100,000	99,046
Freeport-McMoRan Inc. 4.625%, 08/01/2030	100,000	97,692
Yamana Gold Inc. 2.630%, 08/15/2031	150,000	128,971

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Metals & Mining (Cont.)
Rio Tinto Finance U.S.A. PLC 5.000%, 03/09/2033	$ 100,000	$ 100,589
Vale Overseas Ltd. 6.125%, 06/12/2033	100,000	102,266
		782,312
Mining (0.01%)
Rio Tinto Finance U.S.A. PLC 4.500%, 03/14/2028	100,000	100,582
4.875%, 03/14/2030	100,000	101,028
5.250%, 03/14/2035	100,000	100,768
		302,378
Miscellaneous Manufactur (0.00%)
3M Co. 4.800%, 03/15/2030	50,000	50,155
		50,155
Oil & Gas (0.01%)
ConocoPhillips Co. 5.000%, 01/15/2035	150,000	148,496
		148,496
Oil & Gas Supply Chain (0.47%)
Shell International Finance B.V. 2.875%, 05/10/2026	150,000	147,800
Phillips 66 Co. 3.550%, 10/01/2026	250,000	246,572
4.950%, 12/01/2027	125,000	126,545
3.750%, 03/01/2028	100,000	97,903
3.150%, 12/15/2029	150,000	140,058
5.300%, 06/30/2033	150,000	149,988
ONEOK Inc. 5.550%, 11/01/2026	250,000	253,318
5.650%, 11/01/2028	250,000	257,498
5.800%, 11/01/2030	250,000	260,059
6.100%, 11/15/2032	150,000	157,146
5.050%, 11/01/2034	100,000	96,537
Kinder Morgan Inc. 1.750%, 11/15/2026	250,000	239,199
5.200%, 06/01/2033	100,000	99,098
5.400%, 02/01/2034	100,000	99,893
Enbridge Inc. 5.900%, 11/15/2026	100,000	102,012
6.000%, 11/15/2028	100,000	104,074
5.700%, 03/08/2033	150,000	153,951
Energy Transfer L.P. 6.050%, 12/01/2026	100,000	102,179
5.550%, 02/15/2028	250,000	255,906
5.750%, 02/15/2033	100,000	102,327
6.550%, 12/01/2033	100,000	106,921
5.550%, 05/15/2034	100,000	99,939
5.600%, 09/01/2034	100,000	100,173
Enterprise Products Operating LLC 4.600%, 01/11/2027	100,000	100,541
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
3.125%, 07/31/2029	$ 150,000	$ 142,083
5.350%, 01/31/2033	100,000	102,496
4.950%, 02/15/2035	100,000	98,611
Exxon Mobil Corp. 3.294%, 03/19/2027	250,000	246,844
2.610%, 10/15/2030	250,000	227,006
Coterra Energy Inc. 3.900%, 05/15/2027	250,000	246,116
4.375%, 03/15/2029	250,000	246,372
Targa Resources Corp. 5.200%, 07/01/2027	250,000	252,959
6.150%, 03/01/2029	100,000	104,563
6.125%, 03/15/2033	100,000	104,381
Chevron U.S.A. Inc. 1.018%, 08/12/2027	250,000	232,701
3.850%, 01/15/2028	250,000	248,675
3.250%, 10/15/2029	250,000	238,587
MPLX L.P. 4.000%, 03/15/2028	100,000	98,189
2.650%, 08/15/2030	100,000	89,041
5.000%, 03/01/2033	100,000	97,610
5.500%, 06/01/2034	100,000	99,630
EQT Corp. 5.700%, 04/01/2028	250,000	257,004
TransCanada PipeLines Ltd. 4.250%, 05/15/2028	150,000	148,134
Ovintiv Inc. 5.650%, 05/15/2028	250,000	256,188
6.250%, 07/15/2033	250,000	258,225
Williams Cos. Inc., The 5.300%, 08/15/2028	250,000	255,384
2.600%, 03/15/2031	250,000	219,673
5.650%, 03/15/2033	100,000	102,472
Occidental Petroleum Corp. 6.375%, 09/01/2028	100,000	103,726
8.875%, 07/15/2030	100,000	114,507
5.550%, 10/01/2034	100,000	97,674
Cheniere Energy Inc. 4.625%, 10/15/2028	250,000	247,325
BP Capital Markets America Inc. 4.970%, 10/17/2029	100,000	101,795
2.721%, 01/12/2032	250,000	219,431
4.812%, 02/13/2033	250,000	245,814
4.893%, 09/11/2033	100,000	98,532
4.989%, 04/10/2034	100,000	99,017
5.227%, 11/17/2034	100,000	100,514
Eastern Gas Transmission & Storage Inc. 3.000%, 11/15/2029	150,000	139,542
Cheniere Corp.us Christi Holdings LLC 3.700%, 11/15/2029	250,000	238,728
Diamondback Energy Inc. 5.150%, 01/30/2030	100,000	101,517
6.250%, 03/15/2033	250,000	264,374

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
5.400%, 04/18/2034	$ 100,000	$ 99,834
Chevron Corp. 2.236%, 05/11/2030	250,000	224,492
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	250,000	230,689
Western Midstream Operating L.P. 6.150%, 04/01/2033	250,000	258,123
Cheniere Energy Partners L.P. 5.950%, 06/30/2033	100,000	102,703
TotalEnergies Capital SA 4.724%, 09/10/2034	100,000	98,133
		11,159,051
Oil, Gas Services & Equipment (0.02%)
Schlumberger Investment SA 4.500%, 05/15/2028	150,000	150,107
2.650%, 06/26/2030	100,000	90,250
4.850%, 05/15/2033	100,000	98,176
Helmerich & Payne Inc. 2.900%, 09/29/2031	100,000	84,586
		423,119
Packaging & Containers (0.01%)
Sonoco Products Co. 4.450%, 09/01/2026	100,000	99,683
4.600%, 09/01/2029	100,000	98,550
		198,233
Pharmaceuticals (0.03%)
Johnson & Johnson 4.500%, 03/01/2027	100,000	100,841
4.850%, 03/01/2032	200,000	203,207
AbbVie Inc. 4.650%, 03/15/2028	100,000	100,811
4.875%, 03/15/2030	150,000	152,162
CVS Health Corp. 3.750%, 04/01/2030	100,000	94,371
		651,392
Real Estate Investment Trusts (0.45%)
Weyerhaeuser Co. 4.750%, 05/15/2026	150,000	150,230
3.375%, 03/09/2033	100,000	88,354
Realty Income Corp. 4.875%, 06/01/2026	250,000	250,805
4.700%, 12/15/2028	250,000	250,828
4.850%, 03/15/2030	250,000	250,874
5.625%, 10/13/2032	250,000	257,987
Prologis L.P. 3.250%, 06/30/2026	250,000	246,616
3.375%, 12/15/2027	250,000	243,669
4.000%, 09/15/2028	250,000	246,412
2.875%, 11/15/2029	250,000	232,381
1.750%, 07/01/2030	250,000	214,492
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
4.750%, 06/15/2033	$ 250,000	$ 245,224
5.000%, 03/15/2034	100,000	99,433
Extra Space Storage L.P. 3.500%, 07/01/2026	250,000	246,740
5.700%, 04/01/2028	250,000	256,794
3.900%, 04/01/2029	250,000	241,321
4.000%, 06/15/2029	50,000	48,346
5.500%, 07/01/2030	250,000	256,335
2.200%, 10/15/2030	100,000	87,055
2.400%, 10/15/2031	100,000	85,086
Crown Castle Inc. 1.050%, 07/15/2026	100,000	95,321
4.000%, 03/01/2027	100,000	98,618
2.900%, 03/15/2027	100,000	96,585
3.650%, 09/01/2027	100,000	97,422
5.000%, 01/11/2028	100,000	100,375
2.250%, 01/15/2031	100,000	85,464
2.100%, 04/01/2031	100,000	84,084
2.500%, 07/15/2031	100,000	85,391
5.100%, 05/01/2033	250,000	244,357
5.800%, 03/01/2034	100,000	101,934
Camden Property Trust 5.850%, 11/03/2026	50,000	51,036
Public Storage Operating Co. 1.500%, 11/09/2026	250,000	239,064
5.125%, 01/15/2029	50,000	51,122
Boston Properties L.P. 6.750%, 12/01/2027	250,000	261,461
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	255,904
VICI Properties L.P. 4.750%, 02/15/2028	250,000	250,017
5.125%, 05/15/2032	250,000	244,683
American Tower Corp. 5.500%, 03/15/2028	500,000	511,820
5.250%, 07/15/2028	500,000	508,961
5.650%, 03/15/2033	500,000	515,404
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	250,881
Alexandria Real Estate Equities Inc. 4.900%, 12/15/2030	50,000	49,793
AvalonBay Communities Inc. 2.450%, 01/15/2031	250,000	221,409
CubeSmart L.P. 2.000%, 02/15/2031	150,000	126,909
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	222,060
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	226,980
Equinix Inc. 3.900%, 04/15/2032	150,000	139,849
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	233,258

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Welltower OP LLC 3.850%, 06/15/2032	$ 250,000	$ 232,650
Healthpeak OP LLC 5.250%, 12/15/2032	250,000	251,055
Sun Communities Operating L.P. 5.700%, 01/15/2033	250,000	254,980
Simon Property Group L.P. 5.500%, 03/08/2033	250,000	255,837
4.750%, 09/26/2034	100,000	95,953
Equinix Europe 2 Financing Corp. LLC 5.500%, 06/15/2034	50,000	50,951
		10,590,570
Retail - Consumer Staples (0.10%)
Walmart Inc. 4.000%, 04/15/2026	250,000	249,639
3.950%, 09/09/2027	150,000	149,582
3.900%, 04/15/2028	250,000	248,935
4.000%, 04/15/2030	250,000	248,539
4.150%, 09/09/2032	250,000	244,650
4.100%, 04/15/2033	250,000	242,495
Target Corp. 1.950%, 01/15/2027	250,000	240,626
6.350%, 11/01/2032	100,000	110,948
4.400%, 01/15/2033	250,000	243,028
Dollar General Corp. 5.200%, 07/05/2028	250,000	253,611
Kroger Co., The 1.700%, 01/15/2031	250,000	210,543
		2,442,596
Retail - Discretionary (0.09%)
Lowe's Cos. Inc. 4.800%, 04/01/2026	250,000	250,730
3.350%, 04/01/2027	150,000	146,874
1.300%, 04/15/2028	150,000	136,665
3.750%, 04/01/2032	150,000	139,152
5.150%, 07/01/2033	250,000	251,648
AutoZone Inc. 5.050%, 07/15/2026	150,000	151,074
4.500%, 02/01/2028	150,000	149,984
6.250%, 11/01/2028	100,000	105,241
Home Depot Inc., The 2.875%, 04/15/2027	150,000	146,062
4.900%, 04/15/2029	100,000	101,939
4.500%, 09/15/2032	250,000	247,511
Genuine Parts Co. 6.500%, 11/01/2028	50,000	52,785
AutoNation Inc. 3.850%, 03/01/2032	150,000	135,341
O'Reilly Automotive Inc. 4.700%, 06/15/2032	150,000	146,920
		2,161,926
	Principal amount	Value
Corporate Bonds (Cont.)
Semiconductors (0.21%)
Texas Instruments Inc. 1.125%, 09/15/2026	$ 150,000	$ 143,679
2.900%, 11/03/2027	150,000	145,339
4.900%, 03/14/2033	250,000	253,033
TSMC Arizona Corp. 1.750%, 10/25/2026	200,000	191,985
3.875%, 04/22/2027	200,000	197,979
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc. 3.150%, 05/01/2027	150,000	145,720
3.400%, 05/01/2030	150,000	139,657
2.500%, 05/11/2031	100,000	86,609
QUALCOMM Inc. 3.250%, 05/20/2027	150,000	147,151
5.400%, 05/20/2033	250,000	261,198
Broadcom Inc. 5.050%, 07/12/2027	200,000	202,521
4.150%, 02/15/2028	100,000	99,152
5.050%, 07/12/2029	100,000	101,389
4.350%, 02/15/2030	100,000	98,533
5.150%, 11/15/2031	100,000	101,413
4.550%, 02/15/2032	100,000	97,570
4.800%, 10/15/2034	100,000	97,618
4.000%, 04/15/2029(b)	150,000	146,406
2.450%, 02/15/2031(b)	150,000	131,974
4.150%, 04/15/2032(b)	150,000	142,278
2.600%, 02/15/2033(b)	100,000	84,278
3.419%, 04/15/2033(b)	100,000	89,036
3.469%, 04/15/2034(b)	100,000	88,026
Intel Corp. 3.750%, 08/05/2027	150,000	146,887
4.875%, 02/10/2028	100,000	100,529
1.600%, 08/12/2028	250,000	225,715
4.000%, 08/05/2029	150,000	144,695
5.125%, 02/10/2030	150,000	151,054
5.200%, 02/10/2033	250,000	246,842
Micron Technology Inc. 5.375%, 04/15/2028	250,000	254,277
6.750%, 11/01/2029	150,000	160,929
5.875%, 02/09/2033	250,000	258,922
		4,882,394
Software (0.15%)
Oracle Corp. 2.650%, 07/15/2026	150,000	146,437
3.250%, 11/15/2027	150,000	145,412
4.500%, 05/06/2028	250,000	250,093
6.150%, 11/09/2029	150,000	158,788
4.650%, 05/06/2030	150,000	149,642
2.875%, 03/25/2031	100,000	89,532
6.250%, 11/09/2032	250,000	266,638
4.900%, 02/06/2033	250,000	245,818
Concentrix Corp. 6.650%, 08/02/2026	150,000	153,032

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Software (Cont.)
Microsoft Corp. 2.400%, 08/08/2026	$ 250,000	$ 244,487
3.400%, 09/15/2026	100,000	99,031
3.300%, 02/06/2027	250,000	246,784
VMware LLC 1.400%, 08/15/2026	150,000	143,650
Intuit Inc. 5.250%, 09/15/2026	100,000	101,173
Workday Inc. 3.500%, 04/01/2027	150,000	147,072
3.800%, 04/01/2032	150,000	138,835
Synopsys Inc. 4.550%, 04/01/2027	40,000	40,149
4.650%, 04/01/2028	45,000	45,257
4.850%, 04/01/2030	90,000	90,592
5.000%, 04/01/2032	65,000	65,160
Adobe Inc. 4.850%, 04/04/2027	100,000	101,346
4.950%, 01/17/2030	100,000	102,390
5.300%, 01/17/2035	100,000	102,979
Roper Technologies Inc. 4.500%, 10/15/2029	100,000	99,386
4.750%, 02/15/2032	100,000	98,893
4.900%, 10/15/2034	100,000	97,731
		3,570,307
Specialty Finance (0.31%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450%, 10/29/2026	500,000	483,196
6.450%, 04/15/2027	150,000	154,841
3.000%, 10/29/2028	150,000	140,957
3.300%, 01/30/2032	500,000	442,977
Mastercard Inc. 2.950%, 11/21/2026	150,000	147,183
4.875%, 03/09/2028	250,000	254,667
4.850%, 03/09/2033	250,000	252,107
4.875%, 05/09/2034	50,000	50,128
Global Payments Inc. 2.150%, 01/15/2027	150,000	143,654
5.400%, 08/15/2032	150,000	151,770
S&P Global Inc. 2.450%, 03/01/2027	150,000	145,251
4.250%, 05/01/2029	150,000	148,906
2.500%, 12/01/2029	150,000	137,635
1.250%, 08/15/2030	250,000	211,979
FactSet Research Systems Inc. 2.900%, 03/01/2027	150,000	145,280
American Express Co. 2.550%, 03/04/2027	150,000	144,972
5.389%, 07/28/2027(c)	250,000	252,664
5.850%, 11/05/2027	150,000	155,375
5.282%, 07/27/2029(c)	150,000	153,056
5.043%, 05/01/2034(c)	150,000	149,900
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
PayPal Holdings Inc. 3.900%, 06/01/2027	$ 100,000	$ 99,261
4.400%, 06/01/2032	150,000	146,132
5.150%, 06/01/2034	50,000	50,218
Ally Financial Inc. 4.750%, 06/09/2027	100,000	99,948
6.848%, 01/03/2030(c)	150,000	156,681
Capital One Financial Corp.(Variable, U.S. SOFR + 2.44%) 7.149%, 10/29/2027(c)	150,000	155,463
4.927%, 05/10/2028(c)	150,000	150,508
5.468%, 02/01/2029(c)	150,000	152,510
6.312%, 06/08/2029(c)	100,000	103,987
5.247%, 07/26/2030(c)	150,000	150,973
7.624%, 10/30/2031(c)	100,000	111,371
6.377%, 06/08/2034(c)	150,000	156,777
5.884%, 07/26/2035(c)	100,000	100,963
Synchrony Financial 3.950%, 12/01/2027	150,000	146,258
Air Lease Corp. 5.300%, 02/01/2028	250,000	254,303
3.125%, 12/01/2030	200,000	181,057
Fiserv Inc. 5.450%, 03/02/2028	250,000	255,672
5.600%, 03/02/2033	250,000	256,894
Equifax Inc. 5.100%, 06/01/2028	250,000	253,265
Visa Inc. 1.100%, 02/15/2031	250,000	208,747
Fidelity National Information Services Inc. 5.100%, 07/15/2032	150,000	150,725
GATX Corp. 5.450%, 09/15/2033	100,000	101,030
6.900%, 05/01/2034	125,000	138,402
		7,447,643
Steel (0.03%)
Nucor Corp. 4.300%, 05/23/2027	150,000	149,740
3.125%, 04/01/2032	150,000	134,409
ArcelorMittal SA 6.550%, 11/29/2027	150,000	156,176
6.800%, 11/29/2032	150,000	161,451
		601,776
Technology Hardware (0.19%)
Apple Inc. 4.421%, 05/08/2026	250,000	250,001
1.200%, 02/08/2028	100,000	92,219
4.000%, 05/10/2028	250,000	249,904
1.400%, 08/05/2028	250,000	228,742
3.250%, 08/08/2029	150,000	144,490
4.150%, 05/10/2030	150,000	150,781
1.650%, 02/08/2031	150,000	129,590

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Technology Hardware (Cont.)
4.300%, 05/10/2033	$ 250,000	$ 248,252
TD SYNNEX Corp. 1.750%, 08/09/2026	150,000	143,711
Hewlett Packard Enterprise Co. 4.450%, 09/25/2026	100,000	99,767
4.400%, 09/25/2027	100,000	99,696
4.550%, 10/15/2029	100,000	98,923
5.000%, 10/15/2034	100,000	97,425
Dell International LLC/EMC Corp. 4.900%, 10/01/2026	150,000	150,582
5.250%, 02/01/2028	100,000	101,816
5.300%, 10/01/2029	150,000	152,726
6.200%, 07/15/2030	150,000	158,814
5.750%, 02/01/2033	250,000	259,934
5.400%, 04/15/2034	50,000	50,387
CDW LLC/CDW Finance Corp. 2.670%, 12/01/2026	150,000	144,683
Cisco Systems Inc. 4.800%, 02/26/2027	100,000	101,203
4.850%, 02/26/2029	100,000	101,785
4.950%, 02/26/2031	100,000	102,007
5.050%, 02/26/2034	100,000	101,346
Jabil Inc. 4.250%, 05/15/2027	150,000	148,953
5.450%, 02/01/2029	250,000	254,734
Teledyne Technologies Inc. 2.750%, 04/01/2031	250,000	222,744
HP Inc. 2.650%, 06/17/2031	150,000	130,554
4.200%, 04/15/2032	150,000	141,642
Motorola Solutions Inc. 5.600%, 06/01/2032	150,000	155,035
5.400%, 04/15/2034	100,000	101,169
		4,613,615
Telecommunications (0.21%)
T-Mobile U.S.A. Inc. 2.625%, 04/15/2026	100,000	98,019
4.950%, 03/15/2028	100,000	101,150
4.800%, 07/15/2028	100,000	100,762
2.400%, 03/15/2029	300,000	275,573
3.875%, 04/15/2030	300,000	287,593
2.550%, 02/15/2031	100,000	88,159
3.500%, 04/15/2031	100,000	92,465
2.700%, 03/15/2032	500,000	432,502
5.050%, 07/15/2033	250,000	248,317
Verizon Communications Inc. 3.000%, 03/22/2027	200,000	194,587
2.100%, 03/22/2028	100,000	93,475
3.875%, 02/08/2029	500,000	488,067
1.750%, 01/20/2031	100,000	84,561
2.550%, 03/21/2031	150,000	132,171
2.355%, 03/15/2032	150,000	126,929
5.050%, 05/09/2033	250,000	251,111
	Principal amount	Value
Corporate Bonds (Cont.)
Telecommunications (Cont.)
Verizon Communications Inc. 4.780%, 02/15/2035(b)	$ 165,000	$ 160,172
AT&T Inc. 1.650%, 02/01/2028	200,000	185,012
4.100%, 02/15/2028	100,000	98,929
4.350%, 03/01/2029	500,000	494,984
4.300%, 02/15/2030	135,000	132,911
2.750%, 06/01/2031	150,000	133,323
2.250%, 02/01/2032	100,000	84,342
Cisco Systems Inc. 4.550%, 02/24/2028	100,000	100,846
5.100%, 02/24/2035	100,000	101,370
British Telecommunications PLC 5.125%, 12/04/2028	200,000	202,948
Rogers Communications Inc. 5.000%, 02/15/2029	100,000	100,090
3.800%, 03/15/2032	75,000	68,085
5.300%, 02/15/2034	100,000	98,162
		5,056,615
Tobacco & Cannabis (0.09%)
Philip Morris International Inc. 4.750%, 02/12/2027	100,000	100,730
5.125%, 11/17/2027	150,000	152,618
4.875%, 02/15/2028	150,000	151,979
5.250%, 09/07/2028	100,000	102,458
5.625%, 11/17/2029	150,000	156,388
5.125%, 02/15/2030	150,000	152,949
5.125%, 02/13/2031	100,000	101,742
5.750%, 11/17/2032	150,000	157,026
5.375%, 02/15/2033	150,000	152,987
BAT International Finance PLC 4.448%, 03/16/2028	150,000	149,273
5.931%, 02/02/2029	150,000	156,336
Altria Group Inc. 6.200%, 11/01/2028	100,000	105,015
BAT Capital Corp. 6.343%, 08/02/2030	150,000	159,455
5.834%, 02/20/2031	100,000	103,973
6.421%, 08/02/2033	150,000	160,093
		2,063,022
Toys/Games/Hobbies (0.00%)
Hasbro Inc. 3.900%, 11/19/2029	50,000	47,562
		47,562
Transportation & Logistics (0.09%)
Canadian Pacific Railway Co. 1.750%, 12/02/2026	150,000	143,525
2.875%, 11/15/2029	150,000	139,046
2.450%, 12/02/2031	100,000	86,230
Ryder System Inc. 2.850%, 03/01/2027	150,000	145,115
4.300%, 06/15/2027	150,000	149,009

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation & Logistics (Cont.)
5.250%, 06/01/2028	$ 150,000	$ 152,637
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	42,622	43,404
Union Pacific Corp. 3.700%, 03/01/2029	250,000	243,955
2.800%, 02/14/2032	100,000	88,891
4.500%, 01/20/2033	100,000	98,216
United Parcel Service Inc. 2.500%, 09/01/2029	150,000	138,713
4.875%, 03/03/2033	100,000	100,349
Norfolk Southern Corp. 5.050%, 08/01/2030	150,000	153,145
3.000%, 03/15/2032	100,000	88,952
United Airlines 2019-1 Class AA Pass Through Trust 4.150%, 08/25/2031	65,758	62,898
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	72,871	66,752
Canadian National Railway Co. 3.850%, 08/05/2032	100,000	93,393
CSX Corp. 4.100%, 11/15/2032	100,000	95,522
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	86,594	75,950
		2,165,702
Transportation Equipment (0.01%)
PACCAR Financial Corp. 4.450%, 08/06/2027	100,000	100,604
4.000%, 09/26/2029	100,000	98,413
5.000%, 03/22/2034	50,000	50,369
		249,386
Wholesale - Consumer Staples (0.00%)
Archer-Daniels-Midland Co. 4.500%, 08/15/2033	100,000	96,547
		96,547
Total Corporate Bonds (cost $199,723,026)		203,557,778
Foreign Government Bonds (1.43%)
Austria (0.01%)
Oesterreichische Kontrollbank AG 4.750%, 05/21/2027	100,000	101,425
3.625%, 09/09/2027	250,000	247,839
		349,264
Canada (0.19%)
Province of Ontario Canada 1.050%, 04/14/2026	250,000	242,099
2.500%, 04/27/2026	50,000	49,127
	Principal amount	Value
Foreign Government Bonds (Cont.)
Canada (Cont.)
2.300%, 06/15/2026	$ 100,000	$ 97,801
3.100%, 05/19/2027	250,000	244,743
1.050%, 05/21/2027	100,000	93,753
4.200%, 01/18/2029	100,000	100,007
1.125%, 10/07/2030	100,000	84,641
1.600%, 02/25/2031	100,000	85,931
1.800%, 10/14/2031	50,000	42,681
2.125%, 01/21/2032	50,000	43,310
5.050%, 04/24/2034	100,000	103,003
Province of Quebec Canada 2.500%, 04/20/2026	100,000	98,245
2.750%, 04/12/2027	100,000	97,274
3.625%, 04/13/2028	175,000	172,516
4.500%, 04/03/2029	150,000	151,686
1.350%, 05/28/2030	250,000	216,600
4.500%, 09/08/2033	100,000	99,397
4.250%, 09/05/2034	200,000	193,875
Canada Government International Bond 0.750%, 05/19/2026	250,000	240,994
3.750%, 04/26/2028	175,000	174,012
Export Development Canada 4.375%, 06/29/2026	100,000	100,297
3.875%, 02/14/2028	150,000	149,508
4.125%, 02/13/2029	200,000	200,569
Province of British Columbia Canada 0.900%, 07/20/2026	250,000	239,782
4.800%, 11/15/2028	100,000	102,098
4.900%, 04/24/2029	150,000	153,863
4.200%, 07/06/2033	100,000	97,430
Province of Saskatchewan Canada 3.250%, 06/08/2027	100,000	98,086
Province of Alberta Canada 3.300%, 03/15/2028	250,000	244,303
4.500%, 06/26/2029	100,000	101,145
1.300%, 07/22/2030	250,000	214,909
4.500%, 01/24/2034	100,000	99,196
Province of Manitoba Canada 1.500%, 10/25/2028	100,000	91,383
4.300%, 07/27/2033	50,000	48,940
		4,573,204
Chile (0.02%)
Chile Government International Bond 2.750%, 01/31/2027	250,000	241,237
3.240%, 02/06/2028	250,000	240,475
		481,712
Germany (0.17%)
Kreditanstalt fuer Wiederaufbau 3.625%, 04/01/2026	200,000	199,023
4.625%, 08/07/2026	500,000	503,832
1.000%, 10/01/2026	250,000	239,145
4.375%, 03/01/2027	200,000	201,373
3.000%, 05/20/2027	250,000	244,938

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Foreign Government Bonds (Cont.)
Germany (Cont.)
3.750%, 02/15/2028	$ 200,000	$ 198,856
2.875%, 04/03/2028	500,000	484,839
3.875%, 06/15/2028	100,000	99,755
4.000%, 03/15/2029	350,000	350,578
1.750%, 09/14/2029	250,000	227,090
0.750%, 09/30/2030	175,000	146,845
4.750%, 10/29/2030	200,000	206,651
4.125%, 07/15/2033	200,000	198,000
4.375%, 02/28/2034	200,000	201,184
Landwirtschaftliche Rentenbank 3.875%, 09/28/2027	250,000	249,565
0.875%, 09/03/2030	250,000	211,429
		3,963,103
Indonesia (0.04%)
Indonesia Government International Bond 4.550%, 01/11/2028	250,000	249,380
4.100%, 04/24/2028	250,000	246,660
4.750%, 02/11/2029	250,000	249,758
4.850%, 01/11/2033	250,000	244,917
		990,715
Israel (0.02%)
Israel Government International Bond 2.750%, 07/03/2030	250,000	220,605
5.500%, 03/12/2034	200,000	198,200
		418,805
Italy (0.01%)
Republic of Italy Government International Bond 2.875%, 10/17/2029	250,000	231,643
		231,643
Japan (0.05%)
Japan Bank for International Cooperation 4.250%, 04/27/2026	200,000	199,925
4.625%, 07/22/2027	200,000	202,030
4.625%, 07/19/2028	250,000	253,792
3.250%, 07/20/2028	250,000	242,955
1.875%, 04/15/2031	200,000	174,048
		1,072,750
Mexico (0.08%)
Mexico Government International Bond 4.150%, 03/28/2027	250,000	246,813
5.400%, 02/09/2028	250,000	251,989
4.500%, 04/22/2029	250,000	242,576
2.659%, 05/24/2031	1,000,000	841,303
	Principal amount	Value
Foreign Government Bonds (Cont.)
Mexico (Cont.)
4.750%, 04/27/2032	$ 200,000	$ 186,042
4.875%, 05/19/2033	200,000	183,442
		1,952,165
Panama (0.02%)
Panama Government International Bond 7.500%, 03/01/2031	200,000	206,660
3.298%, 01/19/2033	250,000	194,212
		400,872
Peru (0.01%)
Peruvian Government International Bond 3.000%, 01/15/2034	300,000	248,616
		248,616
Philippines (0.03%)
Philippine Government International Bond 5.170%, 10/13/2027	250,000	253,775
3.750%, 01/14/2029	250,000	242,535
5.609%, 04/13/2033	250,000	257,367
		753,677
Poland (0.03%)
Republic of Poland Government International Bond 5.750%, 11/16/2032	250,000	262,078
4.875%, 10/04/2033	200,000	196,813
5.375%, 02/12/2035	200,000	201,051
		659,942
South Korea (0.03%)
Export-Import Bank of Korea 4.250%, 09/15/2027	250,000	249,852
5.000%, 01/11/2028	250,000	254,656
5.125%, 01/11/2033	250,000	256,191
		760,699
Supranational (0.70%)
European Investment Bank 2.125%, 04/13/2026	250,000	245,032
0.750%, 10/26/2026	250,000	237,700
1.375%, 03/15/2027	200,000	190,276
4.375%, 03/19/2027	150,000	151,079
0.625%, 10/21/2027	250,000	229,968
3.875%, 03/15/2028	225,000	224,463
3.875%, 06/15/2028	180,000	179,545
4.500%, 10/16/2028	500,000	508,358
4.000%, 02/15/2029	225,000	224,967
1.750%, 03/15/2029	100,000	91,818
4.750%, 06/15/2029	225,000	231,298
1.625%, 10/09/2029	250,000	225,342
3.750%, 11/15/2029	300,000	296,292

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
4.500%, 03/14/2030	$ 100,000	$ 101,942
3.625%, 07/15/2030	250,000	244,689
1.250%, 02/14/2031	250,000	213,325
4.375%, 10/10/2031	250,000	253,484
3.750%, 02/14/2033	200,000	194,415
4.125%, 02/13/2034	150,000	147,791
4.625%, 02/12/2035	150,000	153,409
Asian Development Bank 1.000%, 04/14/2026	250,000	242,187
4.125%, 01/12/2027	100,000	100,199
1.500%, 01/20/2027	250,000	239,207
3.125%, 08/20/2027	200,000	196,157
1.250%, 06/09/2028	250,000	229,775
4.500%, 08/25/2028	250,000	254,006
3.125%, 09/26/2028	250,000	243,133
4.375%, 03/06/2029	100,000	101,311
1.875%, 03/15/2029	250,000	230,610
1.750%, 09/19/2029	250,000	226,781
1.875%, 01/24/2030	250,000	226,324
3.125%, 04/27/2032	250,000	233,857
4.125%, 01/12/2034	100,000	98,588
Inter-American Development Bank 0.875%, 04/20/2026	250,000	241,799
4.500%, 05/15/2026	250,000	251,105
1.500%, 01/13/2027	250,000	239,287
2.375%, 07/07/2027	250,000	241,341
0.625%, 09/16/2027	250,000	230,556
4.000%, 01/12/2028	250,000	250,149
1.125%, 07/20/2028	250,000	228,056
4.125%, 02/15/2029	150,000	150,624
2.250%, 06/18/2029	250,000	232,908
3.500%, 09/14/2029	250,000	244,472
1.125%, 01/13/2031	500,000	423,621
3.500%, 04/12/2033	100,000	94,981
4.500%, 09/13/2033	100,000	101,356
4.375%, 07/17/2034	150,000	150,545
International Bank for Reconstruction & Development 0.875%, 07/15/2026	250,000	240,184
4.000%, 08/27/2026	250,000	249,901
3.125%, 06/15/2027	250,000	245,441
0.750%, 11/24/2027	250,000	229,921
1.375%, 04/20/2028	200,000	185,165
3.500%, 07/12/2028	250,000	246,283
1.125%, 09/13/2028	200,000	181,647
3.875%, 10/16/2029	200,000	198,516
1.750%, 10/23/2029	250,000	226,184
3.875%, 02/14/2030	250,000	247,832
4.125%, 03/20/2030	250,000	250,511
0.875%, 05/14/2030	250,000	213,585
4.000%, 07/25/2030	250,000	249,043
4.000%, 01/10/2031	250,000	248,247
1.250%, 02/10/2031	250,000	212,696
4.500%, 04/10/2031	150,000	152,803
1.625%, 11/03/2031	250,000	213,208
4.625%, 01/15/2032	250,000	256,010
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
4.750%, 11/14/2033	$ 100,000	$ 103,179
5.750%, 05/02/2034	100,000	101,010
3.875%, 08/28/2034	250,000	241,114
African Development Bank 0.875%, 07/22/2026	250,000	239,981
4.375%, 11/03/2027	250,000	252,384
Council of Europe Development Bank 0.875%, 09/22/2026	250,000	238,827
3.625%, 01/26/2028	250,000	247,578
International Finance Corp. 0.750%, 10/08/2026	250,000	238,091
0.750%, 08/27/2030	250,000	210,203
Nordic Investment Bank 3.375%, 09/08/2027	250,000	246,470
European Bank for Reconstruction & Development 4.125%, 01/25/2029	150,000	150,504
4.250%, 03/13/2034	100,000	99,490
Asian Infrastructure Investment Bank, The 4.250%, 03/13/2034	100,000	99,540
		16,563,676
Sweden (0.01%)
Svensk Exportkredit AB 4.875%, 09/14/2026	200,000	202,095
		202,095
Uruguay (0.01%)
Uruguay Government International Bond 4.375%, 01/23/2031	200,000	196,453
		196,453
Total Foreign Government Bonds (cost $33,342,291)		33,819,391
Agency Securities (d) (0.30%)
Federal Farm Credit Banks Funding Corp.
4.500%, 08/14/2026	850,000	855,653
1.300%, 03/30/2027	300,000	284,422
Federal Home Loan Banks
0.900%, 02/26/2027	250,000	236,119
4.000%, 06/30/2028	1,000,000	1,001,865
4.625%, 11/17/2026	500,000	504,905
4.125%, 01/15/2027	2,125,000	2,134,589
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	284,464
6.250%, 07/15/2032	250,000	282,240
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	283,238

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
Agency Securities (Cont.)
Federal National Mortgage Association (Cont.)
6.625%, 11/15/2030	$ 250,000	$ 281,802
7.250%, 05/15/2030	250,000	286,620
1.875%, 09/24/2026	250,000	242,442
0.750%, 10/08/2027	500,000	462,473
Total Agency Securities (cost $7,034,236)		7,140,832
U.S. Treasury Obligations (18.95%)
U.S. Treasury Bill 4.115%, 09/11/2025(e),(f)	616,000	604,565
U.S. Treasury Notes
0.750%, 04/30/2026	7,000,000	6,757,898
0.750%, 05/31/2026	10,000,000	9,629,687
4.875%, 05/31/2026	3,000,000	3,028,242
0.875%, 06/30/2026	10,000,000	9,622,266
4.625%, 06/30/2026	3,000,000	3,022,266
0.625%, 07/31/2026	10,000,000	9,567,969
4.375%, 07/31/2026	5,000,000	5,025,000
4.375%, 08/15/2026	2,000,000	2,010,391
3.750%, 08/31/2026	4,000,000	3,987,812
3.500%, 09/30/2026	5,000,000	4,966,797
1.125%, 10/31/2026	5,000,000	4,784,961
4.250%, 11/30/2026	5,000,000	5,024,023
1.250%, 11/30/2026	2,500,000	2,392,773
1.625%, 11/30/2026	1,000,000	963,320
4.250%, 12/31/2026	6,000,000	6,030,937
1.250%, 12/31/2026	2,500,000	2,387,695
1.750%, 12/31/2026	1,000,000	963,438
4.000%, 01/15/2027	2,000,000	2,002,109
1.500%, 01/31/2027	2,000,000	1,915,000
4.125%, 01/31/2027	1,000,000	1,003,398
4.125%, 02/15/2027	1,000,000	1,003,594
1.125%, 02/28/2027	10,000,000	9,490,234
4.125%, 02/28/2027	5,000,000	5,018,945
0.625%, 03/31/2027	10,000,000	9,374,609
3.875%, 03/31/2027	7,000,000	6,997,539
4.500%, 04/15/2027	1,000,000	1,011,523
0.500%, 04/30/2027	10,000,000	9,325,781
2.750%, 04/30/2027	2,000,000	1,954,297
4.500%, 05/15/2027	3,000,000	3,035,625
2.625%, 05/31/2027	5,000,000	4,867,773
4.625%, 06/15/2027	1,000,000	1,015,352
0.375%, 09/30/2027	10,000,000	9,171,094
4.125%, 09/30/2027	2,000,000	2,011,641
2.250%, 11/15/2027	2,000,000	1,918,594
0.625%, 11/30/2027	5,000,000	4,590,234
0.625%, 12/31/2027	5,000,000	4,577,539
3.500%, 01/31/2028	5,000,000	4,947,656
0.750%, 01/31/2028	5,000,000	4,583,008
2.750%, 02/15/2028	5,000,000	4,846,875
1.250%, 03/31/2028	5,000,000	4,630,664
3.500%, 04/30/2028	5,000,000	4,942,383
2.875%, 05/15/2028	5,000,000	4,850,195
1.250%, 06/30/2028	5,000,000	4,599,414
2.875%, 08/15/2028	5,000,000	4,838,672
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.375%, 08/31/2028	$ 7,000,000	$ 7,102,539
1.250%, 09/30/2028	3,000,000	2,741,016
4.625%, 09/30/2028	2,000,000	2,046,563
4.875%, 10/31/2028	2,000,000	2,063,672
3.125%, 11/15/2028	5,000,000	4,867,969
4.375%, 11/30/2028	3,000,000	3,046,641
1.375%, 12/31/2028	4,000,000	3,649,375
4.000%, 01/31/2029	4,000,000	4,010,938
2.625%, 02/15/2029	4,000,000	3,815,625
4.250%, 02/28/2029	5,000,000	5,058,594
4.125%, 03/31/2029	3,400,000	3,424,836
2.875%, 04/30/2029	10,000,000	9,607,422
4.625%, 04/30/2029	3,000,000	3,078,164
2.375%, 05/15/2029	5,000,000	4,707,422
2.750%, 05/31/2029	5,000,000	4,775,586
4.500%, 05/31/2029	4,000,000	4,086,719
4.250%, 06/30/2029	2,000,000	2,024,375
2.625%, 07/31/2029	8,000,000	7,586,250
1.625%, 08/15/2029	5,000,000	4,545,312
3.625%, 08/31/2029	5,000,000	4,937,305
3.500%, 09/30/2029	5,000,000	4,909,180
4.125%, 10/31/2029	2,000,000	2,014,688
1.750%, 11/15/2029	6,000,000	5,455,547
4.125%, 11/30/2029	5,000,000	5,038,672
4.375%, 12/31/2029	7,000,000	7,127,148
3.875%, 12/31/2029	2,000,000	1,993,594
4.250%, 01/31/2030	3,850,000	3,899,328
1.500%, 02/15/2030	15,000,000	13,381,055
4.000%, 02/28/2030	4,000,000	4,009,062
4.000%, 03/31/2030	5,500,000	5,511,172
4.875%, 10/31/2030	3,000,000	3,129,375
0.875%, 11/15/2030	20,000,000	16,878,125
4.000%, 01/31/2031	2,000,000	1,997,500
4.250%, 02/28/2031	2,000,000	2,023,281
4.625%, 04/30/2031	1,000,000	1,031,328
1.625%, 05/15/2031	12,000,000	10,443,281
1.250%, 08/15/2031	8,000,000	6,749,062
1.375%, 11/15/2031	7,000,000	5,911,719
1.875%, 02/15/2032	11,500,000	9,986,133
2.750%, 08/15/2032	2,000,000	1,828,594
4.125%, 11/15/2032	4,000,000	4,005,938
3.500%, 02/15/2033	2,000,000	1,915,781
3.375%, 05/15/2033	2,000,000	1,894,453
3.875%, 08/15/2033	7,000,000	6,860,547
4.500%, 11/15/2033	5,000,000	5,119,531
4.000%, 02/15/2034	5,000,000	4,932,031
4.375%, 05/15/2034	5,500,000	5,574,336
3.875%, 08/15/2034	6,500,000	6,335,469
4.250%, 11/15/2034	7,500,000	7,522,266
4.625%, 02/15/2035	5,250,000	5,423,906
Total U.S. Treasury Obligations (cost $443,395,307)		449,372,213

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

Long-term Municipal Bonds (0.03%)
California (0.02%)
State of California Taxable Various Purpose, General Obligation Bonds 6.000%, 03/01/2033	$ 250,000	$ 272,209
University of California Regents Medical Center Pooled Taxable Revenue Bonds 4.132%, 05/15/2032	250,000	242,071
		514,280
Louisiana (0.01%)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds 4.145%, 02/01/2033	250,000	245,071
		245,071
Total Long-term Municipal Bonds (cost $732,071)		759,351

	Shares	Value
Short-term Investments (0.95%)
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(g)	22,441,211	22,441,211
Total Short-term Investments (cost $22,441,211)		22,441,211
TOTAL INVESTMENTS (99.97%) (cost $1,151,091,394)		2,370,266,026
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.03%)		797,058
NET ASSETS (100.00%)		$2,371,063,084

(a)	Non-income producing security.
(b)
Securities exempt from registration pursuant to Rule 144A under the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
March 31, 2025, the value of these securities amounted to
$1,696,043 or 0.07% of net assets.

(c)	Floating rate security. The rate presented is the rate in effect at March 31, 2025, and the related index and spread are shown parenthetically for each security.
(d)
The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6,
2008, the Federal Housing Finance Agency placed the Federal National
Mortgage Association (“Fannie Mae”) and the Federal Home Loan
Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States
Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Security pledged as collateral to cover margin requirements for open futures contracts.
(f)	Discount rate at the time of purchase.
(g)	Rate shown is the 7-day yield as of March 31, 2025.
PLC
Public Limited Company

ADR
American Depositary Receipt

LLC
Limited Liability Company

At March 31, 2025, the Fund had open futures contracts as follows:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	38	6/20/2025	USD	10,741,175	$23,893

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM INTERIM FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (98.43%)
U.S. Treasury Notes
3.750%, 04/15/2026	$1,500,000	$ 1,495,313
4.875%, 04/30/2026	3,000,000	3,025,664
0.750%, 04/30/2026	2,000,000	1,930,828
2.375%, 04/30/2026	1,000,000	982,481
1.625%, 05/15/2026	2,000,000	1,947,578
3.625%, 05/15/2026	1,500,000	1,493,379
4.875%, 05/31/2026	2,750,000	2,775,889
0.750%, 05/31/2026	1,400,000	1,348,156
2.125%, 05/31/2026	500,000	489,238
4.125%, 06/15/2026	2,000,000	2,003,047
4.625%, 06/30/2026	2,700,000	2,720,039
1.875%, 06/30/2026	2,250,000	2,192,256
0.875%, 06/30/2026	700,000	673,559
4.500%, 07/15/2026	2,000,000	2,012,578
1.875%, 07/31/2026	2,388,000	2,323,263
4.375%, 07/31/2026	1,750,000	1,758,750
0.625%, 07/31/2026	500,000	478,398
4.375%, 08/15/2026	1,000,000	1,005,195
1.500%, 08/15/2026	500,000	483,574
0.750%, 08/31/2026	2,862,000	2,736,340
1.375%, 08/31/2026	1,150,000	1,109,391
3.750%, 08/31/2026	1,000,000	996,953
4.625%, 09/15/2026	2,300,000	2,321,562
3.500%, 09/30/2026	3,000,000	2,980,078
0.875%, 09/30/2026	2,500,000	2,388,965
1.625%, 09/30/2026	1,314,000	1,270,063
4.625%, 10/15/2026	2,000,000	2,019,844
4.125%, 10/31/2026	4,150,000	4,160,375
1.125%, 10/31/2026	3,357,000	3,212,623
1.625%, 10/31/2026	1,275,000	1,229,977
4.625%, 11/15/2026	3,500,000	3,536,367
2.000%, 11/15/2026	400,000	387,875
1.250%, 11/30/2026	3,585,000	3,431,237
4.250%, 11/30/2026	2,400,000	2,411,531
4.375%, 12/15/2026	750,000	755,273
4.250%, 12/31/2026	3,000,000	3,015,469
1.250%, 12/31/2026	2,330,000	2,225,332
4.000%, 01/15/2027	2,000,000	2,002,109
1.500%, 01/31/2027	3,696,000	3,538,920
4.125%, 01/31/2027	2,000,000	2,006,797
4.125%, 02/15/2027	2,000,000	2,007,188
2.250%, 02/15/2027	1,600,000	1,552,063
4.125%, 02/28/2027	4,050,000	4,065,346
1.875%, 02/28/2027	2,722,000	2,620,350
4.250%, 03/15/2027	2,500,000	2,515,723
2.500%, 03/31/2027	3,011,000	2,931,020
3.875%, 03/31/2027	3,000,000	2,998,945
4.500%, 04/15/2027	2,600,000	2,629,961
2.750%, 04/30/2027	3,076,000	3,005,709
0.500%, 04/30/2027	1,000,000	932,578
2.375%, 05/15/2027	2,000,000	1,937,891
4.500%, 05/15/2027	1,250,000	1,264,844
2.625%, 05/31/2027	3,792,000	3,691,719
4.625%, 06/15/2027	750,000	761,514
3.250%, 06/30/2027	3,500,000	3,452,969
4.375%, 07/15/2027	2,400,000	2,424,844
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.750%, 07/31/2027	$3,500,000	$ 3,411,270
3.750%, 08/15/2027	3,000,000	2,990,039
3.125%, 08/31/2027	3,750,000	3,683,496
3.375%, 09/15/2027	3,500,000	3,458,437
4.125%, 09/30/2027	3,312,000	3,331,277
3.875%, 10/15/2027	4,000,000	3,997,969
4.125%, 10/31/2027	3,000,000	3,016,992
4.125%, 11/15/2027	1,000,000	1,005,742
3.875%, 11/30/2027	3,500,000	3,498,496
4.000%, 12/15/2027	2,800,000	2,808,203
3.875%, 12/31/2027	4,150,000	4,149,027
4.250%, 01/15/2028	2,500,000	2,523,437
3.500%, 01/31/2028	4,600,000	4,551,844
4.250%, 02/15/2028	3,400,000	3,433,469
2.750%, 02/15/2028	400,000	387,750
4.000%, 02/29/2028	3,400,000	3,409,961
3.875%, 03/15/2028	1,750,000	1,749,727
3.625%, 03/31/2028	3,750,000	3,722,754
3.500%, 04/30/2028	3,600,000	3,558,516
2.875%, 05/15/2028	4,250,000	4,122,666
3.625%, 05/31/2028	3,250,000	3,223,340
4.000%, 06/30/2028	4,250,000	4,264,277
4.125%, 07/31/2028	4,500,000	4,531,816
2.875%, 08/15/2028	3,500,000	3,387,070
4.375%, 08/31/2028	4,000,000	4,058,594
4.625%, 09/30/2028	5,000,000	5,116,406
4.875%, 10/31/2028	4,000,000	4,127,344
1.375%, 10/31/2028	3,250,000	2,977,051
3.125%, 11/15/2028	600,000	584,156
4.375%, 11/30/2028	4,000,000	4,062,188
1.500%, 11/30/2028	2,750,000	2,525,488
3.750%, 12/31/2028	3,000,000	2,982,305
1.375%, 12/31/2028	600,000	547,406
4.000%, 01/31/2029	3,500,000	3,509,570
1.750%, 01/31/2029	2,000,000	1,847,109
2.625%, 02/15/2029	500,000	476,953
4.250%, 02/28/2029	4,650,000	4,704,492
4.125%, 03/31/2029	2,500,000	2,518,262
2.375%, 03/31/2029	2,000,000	1,886,172
4.625%, 04/30/2029	3,000,000	3,078,164
2.875%, 04/30/2029	1,000,000	960,742
4.500%, 05/31/2029	6,000,000	6,130,078
4.250%, 06/30/2029	3,800,000	3,846,312
3.250%, 06/30/2029	1,000,000	973,438
4.000%, 07/31/2029	3,500,000	3,509,160
2.625%, 07/31/2029	1,000,000	948,281
3.625%, 08/31/2029	5,900,000	5,826,020
3.500%, 09/30/2029	5,000,000	4,909,180
4.125%, 10/31/2029	4,500,000	4,533,047
4.000%, 10/31/2029	250,000	250,557
4.125%, 11/30/2029	4,750,000	4,786,738
4.375%, 12/31/2029	4,000,000	4,072,656
4.250%, 01/31/2030	3,750,000	3,798,047

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM INTERIM FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.000%, 02/28/2030	$6,825,000	$ 6,840,463
4.000%, 03/31/2030	4,000,000	4,008,125
Total U.S. Treasury Obligations (cost $296,421,111)		296,281,009

	Shares	Value
Short-term Investments (0.36%)
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(a)	1,087,277	$ 1,087,277
Total Short-term Investments (cost $1,087,277)		1,087,277
TOTAL INVESTMENTS (98.79%) (cost $297,508,388)		297,368,286
OTHER ASSETS, NET OF LIABILITIES (1.21%)		3,641,306
NET ASSETS (100.00%)		$301,009,592

(a)	Rate shown is the 7-day yield as of March 31, 2025.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (98.47%)
Alabama (2.13%)
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	$ 600,000	$ 599,885
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	220,048
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	645,099
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	955,965
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	665,188
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	977,844
Black Belt Energy Gas District Revenue Bonds, Series C-1(a)	5.250%	06/01/2029	1,000,000	1,046,405
Black Belt Energy Gas District Revenue Bonds, Series B(b)	5.250%	12/01/2030	2,000,000	2,138,639
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	215,453
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	307,859
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,063,783
County of Jefferson, Alabama, Revenue Refunding Warrants	5.000%	10/01/2038	1,000,000	1,067,174
City of Huntsville, Alabama, Electric System Revenue Warrants	5.000%	12/01/2042	1,000,000	1,073,175
				10,976,517
Alaska (1.95%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,096,855
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,051,779
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,394,556
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,093,573
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,444,241
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,128,313
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,226,220
Alaska State Municipal Bank Authority Master Resolution Revenue Bonds, Series A	5.500%	10/01/2042	1,560,000	1,607,262
				10,042,799
Arizona (1.15%)
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,001,604
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2026	555,000	555,797
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2027	400,000	400,673
Salt River Project Agricultural Improvement & Power District Revenue Refunding Bonds, Series A(c)	4.000%	12/01/2033	2,000,000	2,003,374
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A	4.000%	01/01/2038	1,000,000	997,455
				5,958,903
Arkansas (0.86%)
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,000,765
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	1,500,000	1,413,130
				4,413,895
California (5.10%)
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,001,379
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	1,565,000	1,566,965
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,726,388
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	2,836,862
California Statewide Communities Development Authority Kaiser Permanente Revenue Bonds, Series 2009C(d)	5.000%	11/01/2029	2,500,000	2,705,566
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	547,023
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	404,844
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	728,066
Los Angeles Unified School District, General Obligation Refunding Bonds, Series A	5.000%	07/01/2032	2,000,000	2,270,876

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
California (Cont.)
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	$ 500,000	$ 505,544
Kentfield School District, General Obligation Bonds, Election of 2014, Series B(c)	5.000%	08/01/2034	200,000	201,443
Peralta Community College District, General Obligation Refunding Bonds(e)	5.000%	08/01/2034	1,250,000	1,425,371
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B	5.000%	07/01/2035	1,340,000	1,401,140
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,057,424
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	278,045
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	921,508
Kentfield School District, General Obligation Bonds, Election of 2014, Series B(c)	5.000%	08/01/2035	355,000	357,562
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	540,730
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	902,938
Kentfield School District, General Obligation Bonds, Election of 2014, Series B(c)	5.000%	08/01/2036	400,000	402,886
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	672,174
Kentfield School District, General Obligation Bonds, Election of 2014, Series B(c)	5.000%	08/01/2037	500,000	503,608
University of California Revenue Bonds, Series CA	5.000%	05/15/2039	3,000,000	3,345,454
				26,303,796
Colorado (3.10%)
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	2,951,471
Eagle River Water & Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	470,817
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series B	5.000%	11/01/2034	1,465,000	1,525,823
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,000,000	2,048,693
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	990,431
Regional Transportation District, Refunding Certificate of Participation	5.000%	06/01/2036	1,075,000	1,190,381
Colorado Bridge & Tunnel Enterprise Revenue Refunding Bonds, Series B	5.000%	12/01/2036	855,000	961,950
Westminster Public Schools General Obligation Bonds, Series A	5.000%	12/01/2037	3,895,000	4,327,437
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	696,654
Fremont County School District RE-1 Canon City, General Obligation Bonds	5.000%	12/01/2041	790,000	843,612
				16,007,269
Connecticut (1.34%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(f)	2.000%	07/01/2026	5,700,000	5,617,704
State of Connecticut Special Tax Obligation Revenue Bonds, Series A	4.000%	09/01/2035	1,300,000	1,287,758
				6,905,462
Florida (3.71%)
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,118,963
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	488,615
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	4,803,860
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	508,716
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	781,238
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	565,695
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	780,151
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	888,367
Orlando Utilities Commission Utility System Revenue Bonds, Series 2018A	5.000%	10/01/2037	540,000	557,307
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B	4.000%	10/01/2038	2,000,000	1,960,997
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,096,738
Florida State Atlantic University Finance Corporation Capital Improvement Revenue Bonds	5.000%	07/01/2040	500,000	534,027
Saint Johns County School Board Certificate of Participation, Series A	5.000%	07/01/2041	1,425,000	1,513,525
South Miami Health Facilities Authority Revenue Refunding Bonds	5.000%	08/15/2042	2,500,000	2,526,442
				19,124,641
Georgia (1.89%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	878,089

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Georgia (Cont.)
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C(g)	5.000%	12/01/2031	$ 5,000,000	$ 5,259,672
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	227,172
Metropolitan Atlanta Rapid Transit Authority Sales Tax Sustainable Revenue Refunding Bonds, Series B	5.000%	07/01/2036	900,000	1,030,294
Metropolitan Atlanta Rapid Transit Authority Sales Tax Sustainable Revenue Refunding Bonds, Series B	5.000%	07/01/2038	1,250,000	1,429,369
Liberty County Public Facilities Authority Revenue Bonds	5.000%	09/01/2041	875,000	948,827
				9,773,423
Hawaii (0.19%)
City & County of Honolulu, Hawaii, General Obligation Bonds, Series B	5.000%	07/01/2030	890,000	975,905
Idaho (1.19%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	2,916,037
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	452,856
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	509,177
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	181,387
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	402,303
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	249,791
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	256,552
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	259,674
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	273,189
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	175,597
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	200,492
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	274,232
				6,151,287
Illinois (5.27%)
Illinois State Sales Tax Revenue Bonds, Series A	5.000%	06/15/2032	3,010,000	3,295,213
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	1,500,000	1,400,216
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	735,371
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds	3.000%	12/01/2034	1,000,000	926,029
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,558,601
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	902,279
Illinois General Obligation Bonds, Series B	5.000%	05/01/2037	5,680,000	6,071,258
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series C	5.000%	01/01/2038	1,050,000	1,057,911
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	940,532
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center	5.000%	11/15/2038	2,645,000	2,647,112
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,053,658
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,277,844
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2040	3,000,000	3,022,779
Sales Tax Securitization Corporation Senior Lien Revenue Refunding Bonds, Series A	5.000%	01/01/2041	1,200,000	1,282,517
				27,171,320
Indiana (3.32%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,168,325
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	502,107
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	220,919
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,054,447
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	753,121
Munster School Building Corporation Revenue Bonds	3.375%	01/15/2031	1,095,000	1,096,732
Carmel Redevelopment Authority Revenue Bonds, Series B	5.000%	01/15/2033	2,485,000	2,739,042
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	598,056

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Indiana (Cont.)
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	$ 865,000	$ 867,108
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,370,178
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	349,132
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	616,215
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series E	5.000%	02/01/2035	900,000	975,582
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	896,014
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	633,593
Sunman-Dearborn High School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,220,000	1,298,638
				17,139,209
Iowa (1.41%)
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,603,288
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,012,431
City of Cedar Rapids, Iowa, Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	927,436
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,035,922
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,702,528
				7,281,605
Kansas (1.49%)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	998,239
Wyandotte County/Kansas City Unified Government, General Obligation Bonds, Series A	5.000%	08/01/2028	1,410,000	1,499,670
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,182,656
				7,680,565
Kentucky (4.64%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,496
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,711,136
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,026,430
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,773,907
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,062,588
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,518,543
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,329,878
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,500,078
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B(h)	5.000%	08/01/2032	5,070,000	5,321,765
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series B(e)	5.000%	04/01/2033	730,000	812,475
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	2,871,157
Kentucky State Municipal Energy Agency Power System Revenue Bonds	5.000%	01/01/2039	785,000	842,492
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,042,942
				23,923,887
Louisiana (1.21%)
State of Louisiana General Obligation Bonds, Series E	5.000%	09/01/2032	2,000,000	2,236,540
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,592,224
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,020,327
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	867,621
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured)	5.000%	08/01/2041	485,000	515,175
				6,231,887
Maryland (0.76%)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	1,150,000	1,084,126

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Maryland (Cont.)
City of Baltimore, Massachusetts, Revenue Bonds, Series A	5.000%	07/01/2035	$ 1,000,000	$ 1,096,101
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,750,100
				3,930,327
Massachusetts (2.52%)
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series A-1(i)	5.000%	05/13/2032	6,260,000	7,054,307
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	1,400,000	1,419,486
Massachusetts State, General Obligation Bonds, Series A	5.000%	01/01/2037	1,810,000	1,901,878
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,019,054
Commonwealth of Massachusetts General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,607,035
				13,001,760
Michigan (3.75%)
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(c)	5.000%	05/01/2025	1,005,000	1,006,741
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(c)	5.000%	05/01/2025	600,000	601,039
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	500,525
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	300,314
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	701,071
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	1,100,000	1,101,655
Utica Community Schools, General Obligation Bonds	5.000%	05/01/2031	1,100,000	1,210,015
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	607,470
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	682,888
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,774,186
Van Buren Public Schools, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,001,235
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,723,576
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	872,269
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,422,740
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,075,659
Fowlerville Community Schools, General Obligation Refunding Bonds	4.000%	05/01/2038	1,470,000	1,463,248
Grand Rapids Public Schools, General Obligation Bonds	5.000%	05/01/2041	1,220,000	1,312,197
				19,356,828
Minnesota (3.85%)
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,244,119
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,501,222
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	534,521
White Bear Lake Independent School District No. 624, General Obligation Bonds, Series A	5.000%	02/01/2033	4,750,000	5,265,533
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,080,334
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	940,967
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,823,358
Jordan Independent School District No. 717 General Obligation Bonds, Series A	4.000%	02/01/2041	1,500,000	1,476,474
				19,866,528
Mississippi (0.58%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	2,999,988
Missouri (2.07%)
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,002,706
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,502,663
Jackson County School District No. R-5 Grain Valley, General Obligation Bonds, Series A	5.000%	03/01/2035	2,000,000	2,082,837
City of Columbia, Montana, Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,282,837
Cape Girardeau County School District No. R-2, General Obligation Refunding Bonds	4.000%	03/01/2036	645,000	649,060

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Missouri (Cont.)
Platte County School District Park Hill, General Obligation Bonds	3.350%	03/01/2036	$ 1,000,000	$ 912,975
Nixa Public Schools General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,274,491
				10,707,569
Montana (3.02%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	860,000	860,553
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	982,536
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,015,890
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,043,395
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	526,925
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	523,528
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	762,934
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,026,449
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	915,215
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	853,882
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	768,079
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,017,178
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,314,917
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	590,311
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	403,650
				15,605,442
Nebraska (0.91%)
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	181,112
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(c)	5.000%	12/15/2025	250,000	253,919
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(c)	5.000%	12/15/2025	260,000	264,076
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	152,544
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	253,626
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	329,123
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,019,396
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	496,999
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	934,076
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	811,915
				4,696,786
Nevada (0.98%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,067,261
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	2,000,000	1,983,096
				5,050,357
New Jersey (2.07%)
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,332,880
New Jersey Educational Facilities Authority Revenue Refunding Bonds, Series A	5.000%	05/15/2028	4,990,000	5,286,087
New Jersey State Health Care Facilities Financing Authority Department of Human Services Revenue Refunding Bonds	5.000%	09/15/2031	25,000	27,314
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	2,000,000	2,010,688
				10,656,969
New Mexico (3.15%)
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,234,516
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,142
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,407
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,511,952

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
New Mexico (Cont.)
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	$ 725,000	$ 725,382
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	901,033
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.125%	08/01/2028	1,515,000	1,512,691
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,352
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	3,075,000	3,093,455
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,011,797
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,880,826
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,710,342
				16,257,895
New York (2.10%)
New York State Housing Finance Agency Variable Revenue Bonds, Series J(j)	1.100%	05/01/2027	1,000,000	949,255
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds	5.000%	11/01/2031	2,020,000	2,239,592
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	838,387
New York State Urban Development Corporation Revenue Refunding Bonds, Series A	5.000%	03/15/2035	2,000,000	2,012,635
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB, Subseries BB-2	5.000%	06/15/2036	2,725,000	3,122,813
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	1,500,000	1,662,514
				10,825,196
North Carolina (0.75%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,400
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	701,019
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	265,368
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,065,443
County of Pender, North Carolina, Limited Obligation Revenue Bonds, Series A	5.000%	04/01/2041	575,000	621,741
				3,863,971
North Dakota (1.24%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	842,437
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	830,323
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	988,408
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,021,884
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,277,446
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,440,454
				6,400,952
Ohio (3.11%)
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	189,950
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,293
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,109
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	352,339
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	222,852
Northeast Ohio Regional Sewer District Revenue Refunding Bonds	5.000%	11/15/2032	1,140,000	1,283,331
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	315,066
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,759,410
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	376,931
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	373,884
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	235,127
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	509,328
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	401,450
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,102,452
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,002,573
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	507,961

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Ohio (Cont.)
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	$ 875,000	$ 877,351
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,870,368
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	480,039
Ohio State Water Development Authority Water Pollution Control Sustainable Revenue Bonds, Series D	5.000%	12/01/2038	3,295,000	3,652,166
				16,052,980
Oklahoma (1.85%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	2,983,532
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,555,298
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B	5.000%	07/01/2032	1,150,000	1,283,373
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,673,907
Oklahoma State Turnpike Authority Senior Revenue Bonds, Series A	5.000%	01/01/2042	1,000,000	1,076,653
				9,572,763
Oregon (0.54%)
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	154,800
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,631,205
				2,786,005
Pennsylvania (2.04%)
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	308,331
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,335,797
Allegheny County Hospital Development Authority Revenue Refunding Bonds	5.000%	07/15/2033	1,220,000	1,279,201
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	374,210
Delaware River Port Authority Revenue Bonds	5.000%	01/01/2037	1,000,000	1,000,581
Philadelphia Redevelopment Authority Sustainable Revenue Bonds, Series B	5.000%	09/01/2041	1,345,000	1,421,879
County of Dauphin, Pennsylvania, General Obligation Refunding Notes, Series B	5.000%	11/15/2043	3,620,000	3,783,147
				10,503,146
Rhode Island (1.22%)
Rhode Island State Health & Educational Building Corporation Revenue Bonds, Series C	5.000%	05/15/2032	1,065,000	1,174,828
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	646,027
Rhode Island State Health & Educational Building Corp. Revenue Bonds	5.000%	05/15/2041	1,735,000	1,836,328
Rhode Island State Health & Educational Building Corporation Revenue Bonds, Series D	5.250%	05/15/2042	2,445,000	2,629,318
				6,286,501
South Carolina (0.28%)
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	377,657
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,068
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	534,979
				1,432,704
Tennessee (0.87%)
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	825,644
County of Knox, Tennessee, General Obligation Refunding Bonds, Series B	3.000%	06/01/2032	1,105,000	1,054,710
City of Memphis, Tennessee, Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	907,358
City of Knoxville, Tennessee, Electric Revenue Bonds, Series QQ	5.000%	07/01/2042	1,615,000	1,694,130
				4,481,842
Texas (6.89%)
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(k)	5.000%	05/15/2026	1,000,000	1,018,141

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Texas (Cont.)
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(c)	4.000%	02/15/2027	$ 235,000	$ 239,447
University of North Texas Revenue Refunding Bonds, Series A	5.000%	04/15/2027	1,000,000	1,001,602
Bell County Water Control & Improvement District No. 1 Revenue Bonds	5.000%	07/10/2031	535,000	584,844
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	970,194
Aldine Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,008,776
Arlington Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2033	920,000	1,032,815
Humble Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2033	690,000	774,612
Lake Travis Independent School District, General Obligation Refunding Bonds, Unrefunded Balance	4.000%	02/15/2033	765,000	768,954
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	208,153
Texas Water Development Board Revenue Bonds, Series A	5.000%	04/15/2033	3,405,000	3,811,911
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	281,861
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	200,714
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,107,351
State of Texas Transportation Commission Mobility Fund, General Obligation Refunding Bonds	4.000%	10/01/2035	2,655,000	2,655,280
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,808,007
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,093,758
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	325,392
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,109,167
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	959,218
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,042,955
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,002,973
City of Cedar Park, Texas, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,066,195
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,084,870
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,048,721
County of Smith, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,061,519
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,094,073
Northside Independent School District, General Obligation Refunding Bonds	5.000%	08/15/2039	1,105,000	1,134,432
City of Houston, Texas, Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,726,674
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	1,884,341
City of San Antonio, Texas, General Obligation Bonds	5.000%	02/01/2041	2,275,000	2,439,997
				35,546,947
Utah (0.88%)
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,521,887
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	817,720
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,198,609
				4,538,216
Vermont (0.35%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	185,133
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	200,251
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	267,839
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	430,644
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	277,408
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	455,367
				1,816,642
Virginia (0.55%)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,201
City of Danville, Virginia, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,618,861
				2,824,062
Washington (5.24%)
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	1,000,000	1,003,107

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Washington (Cont.)
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	$ 1,090,000	$ 1,091,833
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,056,055
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	350,265
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,000,922
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,021,386
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,101,912
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,057,501
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	4,796,243
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	850,011
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,039,168
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	515,447
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,069,775
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	637,488
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	502,689
City of Seattle, Washington, Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	966,432
				27,060,234
West Virginia (0.07%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	252,750
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	123,532
				376,282
Wisconsin (6.88%)
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,557,631
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	782,009
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,137,756
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	1,395,000	1,379,986
Burlington Area School District, General Obligation Bonds	3.125%	04/01/2031	1,000,000	967,293
D. C. Everest Area School District, General Obligation Bonds	3.375%	04/01/2031	3,900,000	3,866,932
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	814,447
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	304,101
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,084,498
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	2,000,000	1,984,145
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,448,798
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,204,071
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	682,725
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,399,519
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,279,647
New Richmond School District, General Obligation Bonds(e)	4.000%	04/01/2035	4,170,000	4,201,200
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,389,329
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,013,418
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	983,736
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds	4.000%	04/01/2039	1,000,000	944,417
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	3,025,000	3,052,949
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	04/01/2040	2,810,000	3,037,214
				35,515,821
Total Long-term Municipal Bond (cost $521,889,658)				508,077,083

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025 (Unaudited)

	Shares	Value
Short-term Investments (1.83%)
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(l)	9,438,548	$ 9,438,548
Total Short-term Investments (cost $9,438,548)		9,438,548
TOTAL INVESTMENTS (100.30%) (cost $531,328,206)		517,515,631
LIABILITIES, NET OF OTHER ASSETS ((0.30)%)		(1,529,463)
NET ASSETS (100.00%)		$515,986,168

(a)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(b)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(c)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(d)	Rate shown is fixed until mandatory tender date of November 1, 2029.
(e)	Security purchased on a “when-issued” basis.
(f)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(g)	Rate shown is fixed until mandatory tender date of December 1, 2031.
(h)	Rate shown is fixed until mandatory tender date of August 1, 2032.
(i)	Rate shown is fixed until mandatory tender date of May 13, 2032
(j)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(k)	Rate shown is fixed until mandatory tender date of May 15, 2026.
(l)	Rate shown is the 7-day yield as of March 31, 2025.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Assets
Investments in securities at identified cost	$2,290,370,540	$1,151,091,394	$297,508,388	$531,328,206
Investments in securities at market value	$7,612,448,740	$2,370,266,026	$297,368,286	$517,515,631
Cash	324,003	155,210	—	—
Foreign currency (Cost: $0, $64, $0, and $0, respectively)	—	65	—	—
Receivables:
Dividends and interest	7,318,727	6,892,111	2,307,722	5,578,810
Reclaims	113,506	112,638	—	—
Securities sold	—	20,427,441	8,512,548	—
Shares of the Fund sold	1,191,001	206,969	2,652,030	1,266,453
Variation margin on futures contracts	219,310	57,475	—	—
Prepaid expenses	151,323	51,764	46,074	36,320
Total assets	7,621,766,610	2,398,169,699	310,886,660	524,397,214
Liabilities and Net Assets
Distributions to shareholders	—	—	899,488	1,416,670
Payables:
Securities purchased	—	25,497,027	8,758,790	—
Shares of the Fund redeemed	3,680,745	518,921	31,011	205,338
Investment advisory fees	450,881	156,983	7,398	48,509
Accounting and Administration fees	1,843,923	712,237	149,958	175,398
Trustees’ fees and expenses	499	—	—	—
Regulatory and Compliance fees	52,165	15,654	1,765	2,954
When-Issued Securities	—	—	—	6,533,751
Due to broker	324,249	155,280	—	—
Other accrued expenses and payables	95,592	50,513	28,658	28,426
Total liabilities	6,448,054	27,106,615	9,877,068	8,411,046
Net assets applicable to shares outstanding of common stock	$7,615,318,556	$2,371,063,084	$301,009,592	$515,986,168
Fund shares outstanding (no par value, unlimited number of shares authorized)	66,878,938	27,453,455	31,111,326	64,249,118
Net asset value, offering price and redemption price per share	$113.87	$86.37	$9.68	$8.03
Analysis of Net Assets
Paid-in-capital	$2,184,825,698	$1,099,841,212	$320,400,535	$543,789,191
Total distributable earnings (loss)	5,430,492,858	1,271,221,872	(19,390,943)	(27,803,023)
Net assets applicable to shares outstanding	$7,615,318,556	$2,371,063,084	$301,009,592	$515,986,168

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF OPERATIONS
6-month period ended March 31, 2025 (Unaudited)

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Investment Income:
Dividends	$68,939,227	$15,228,589	$18,257	$281,035
Interest	49,753	15,746,521	5,471,131	8,505,008
	68,988,980	30,975,110	5,489,388	8,786,043
Less: foreign withholding taxes	(116,051)	(9,166)	—	—
Total investment income	68,872,929	30,965,944	5,489,388	8,786,043
Expenses:
Investment advisory fees	4,022,027	1,361,779	179,833	287,996
Accounting and Administration fees	1,597,795	603,069	129,779	151,632
Trustees’ fees and expenses	58,287	18,195	2,217	3,907
Audit fees	20,120	20,120	20,120	20,120
Insurance fees	33,990	11,208	1,516	2,750
Regulatory and Compliance fees	161,465	49,881	6,045	10,592
Registration fees	48,831	27,244	26,752	19,066
Other	84,754	32,802	7,719	8,604
Total expenses	6,027,269	2,124,298	373,981	504,667
Less: expense reductions by Adviser	(1,200,778)	(391,136)	(134,205)	(85,765)
Net expenses	4,826,491	1,733,162	239,776	418,902
Net investment income	64,046,438	29,232,782	5,249,612	8,367,141
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	517,348,277	134,285,860	(994,239)	(379,539)
Net realized gain (loss) on futures contracts	394,115	(83,908)	—	—
Net realized gain (loss) on foreign currency transactions	2,689	495	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(819,769,881)	(221,994,581)	(1,031,203)	(12,170,733)
Change in net unrealized appreciation (depreciation) on futures contracts	(510,983)	(246,049)	—	—
Net realized and unrealized gain (loss) on investments	(302,535,783)	(88,038,183)	(2,025,442)	(12,550,272)
Net change in net assets resulting from operations	$(238,489,345)	$(58,805,401)	$3,224,170	$(4,183,131)

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	State Farm Growth Fund
6-month period ended March 31, 2025 (Unaudited) and year ended September 30, 2024	2025	2024
From operations:
Net investment income	$64,046,438	$117,913,476
Net realized gain (loss)	517,745,081	445,987,743
Change in net unrealized appreciation or depreciation	(820,280,864)	1,454,091,916
Net change in net assets resulting from operations	(238,489,345)	2,017,993,135
Distributions to shareholders from:
Distributable earnings (net investment income and net realized gain)	(615,054,801)	(424,040,088)
Total distributions to shareholders	(615,054,801)	(424,040,088)
From Fund share transactions:
Proceeds from shares sold	145,292,386	244,563,024
Reinvestment of distributions	564,975,465	392,745,634
Less payments for shares redeemed	(340,137,385)	(581,112,493)
Net increase (decrease) in net assets from Fund share transactions	370,130,466	56,196,165
Total increase (decrease) in net assets	(483,413,680)	1,650,149,212
Net assets:
Beginning of period	8,098,732,236	6,448,583,024
End of period	$7,615,318,556	$8,098,732,236
Share Information
Sold	1,180,899	2,151,132
Issued in reinvestment of distributions	4,778,908	3,690,076
Redeemed	(2,769,316)	(5,097,117)
Net increase (decrease)	3,190,491	744,091

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

State Farm Balanced Fund		State Farm Interim Fund		State Farm Municipal Bond Fund
2025	2024	2025	2024	2025	2024

$29,232,782	$56,427,246	$5,249,612	$9,430,497	$8,367,141	$17,017,848
134,202,447	172,988,035	(994,239)	(5,982,977)	(379,539)	(1,459,957)
(222,240,630)	279,296,534	(1,031,203)	18,243,198	(12,170,733)	29,558,113
(58,805,401)	508,711,815	3,224,170	21,690,718	(4,183,131)	45,116,004

(197,221,133)	(156,604,344)	(5,249,000)	(9,427,209)	(8,366,952)	(17,024,413)
(197,221,133)	(156,604,344)	(5,249,000)	(9,427,209)	(8,366,952)	(17,024,413)

59,067,718	90,181,973	54,234,947	63,946,090	17,057,030	15,066,393
187,158,551	148,579,701	5,210,864	9,343,389	6,692,675	13,615,828
(139,750,065)	(233,660,114)	(65,112,599)	(91,688,470)	(33,936,533)	(65,894,152)
106,476,204	5,101,560	(5,666,788)	(18,398,991)	(10,186,828)	(37,211,931)
(149,550,330)	357,209,031	(7,691,618)	(6,135,482)	(22,736,911)	(9,120,340)

2,520,613,414	2,163,404,383	308,701,210	314,836,692	538,723,079	547,843,419
$2,371,063,084	$2,520,613,414	$301,009,592	$308,701,210	$515,986,168	$538,723,079

643,118	1,017,155	5,637,740	6,701,494	2,100,320	1,855,943
2,124,147	1,757,571	541,881	980,003	825,246	1,681,514
(1,523,626)	(2,650,025)	(6,778,084)	(9,625,101)	(4,182,332)	(8,136,921)
1,243,639	124,701	(598,463)	(1,943,604)	(1,256,766)	(4,599,464)

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”). On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021. Because each Fund is a continuation of its respective Predecessor Fund, the following financial information includes results of each Fund’s respective Predecessor Fund for periods prior to August 23, 2021. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
STATE FARM GROWTH FUND

(For a share outstanding throughout each period)
	6-month period ended March 31, 2025 (Unaudited)	Year ended September 30,			10-month period ended September 30, 2021	Year ended November 30,
		2024	2023	2022		2020	2019
Net asset value, beginning of period	$127.16	$102.45	$87.92	$112.02	$97.62	$89.37	$81.06
Income from Investment Operations
Net investment income(a)	0.98	1.84	1.75	1.70	1.67	1.99	2.13
Net gain (loss) on investments (both realized and unrealized)	(4.52)	29.64	14.53	(9.06)	15.56	9.22	9.30
Total from invesment operations	(3.54)	31.48	16.28	(7.36)	17.23	11.21	11.43
Less Distributions
Net investment income	(1.08)	(1.84)	(1.75)	(1.83)	(1.97)	(2.11)	(2.09)
Net realized gain	(8.67)	(4.93)	—	(14.91)	(0.86)	(0.85)	(1.03)
Total distributions	(9.75)	(6.77)	(1.75)	(16.74)	(2.83)	(2.96)	(3.12)
Net asset value, end of period	$113.87	$127.16	$102.45	$87.92	$112.02	$97.62	$89.37
Total Return	(3.06)%(b)	32.07%	18.58%	(8.99)%	17.89%(b)	12.96%	14.91%
Ratios/Supplemental Data
Net assets, end of period (millions)	$7,615.3	$8,098.7	$6,448.6	$5,708.0	$6,589.0	$5,819.8	$5,502.5
Average net asset ratios
Expenses, net of waivers and reimbursements	0.12%(c)	0.12%	0.12%	0.12%	0.12%(c)	0.12%	0.12%
Expenses, gross of waivers and reimburements	0.15%(c)	0.15%	0.16%	0.16%	0.13%(c)	0.12%	0.12%
Net investment income, net of waivers and reimbursements	1.59%(c)	1.61%	1.74%	1.63%	1.81%(c)	2.29%	2.62%
Portfolio turnover rate	17%(b)	18%	22%	28%	23%(b),(d),(e)	0%(f)	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)
The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

(f)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2020.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM BALANCED FUND

(For a share outstanding throughout each period)
	6-month period ended March 31, 2025 (Unaudited)	Year ended September 30,			10-month period ended September 30, 2021	Year ended November 30,
		2024	2023	2022		2020	2019
Net asset value, beginning of period	$96.17	$82.94	$74.40	$89.79	$81.66	$75.35	$68.52
Income from Investment Operations
Net investment income(a)	1.08	2.14	1.86	1.39	1.41	1.69	1.81
Net gain (loss) on investments (both realized and unrealized)	(3.26)	17.16	8.43	(8.53)	9.03	6.62	7.30
Total from invesment operations	(2.18)	19.30	10.29	(7.14)	10.44	8.31	9.11
Less Distributions
Net investment income	(1.24)	(2.08)	(1.75)	(1.50)	(1.68)	(1.78)	(1.79)
Net realized gain	(6.38)	(3.99)	—	(6.75)	(0.63)	(0.22)	(0.49)
Total distributions	(7.62)	(6.07)	(1.75)	(8.25)	(2.31)	(2.00)	(2.28)
Net asset value, end of period	$86.37	$96.17	$82.94	$74.40	$89.79	$81.66	$75.35
Total Return	(2.43)%(b)	24.37%	13.87%	(9.20)%	12.95%(b)	11.31%	13.82%
Ratios/Supplemental Data
Net assets, end of period (millions)	$2,371.1	$2,520.6	$2,163.4	$2,007.9	$2,360.2	$2,251.1	$2,121.8
Average net asset ratios
Expenses, net of waivers and reimbursements	0.14%(c)	0.14%	0.14%	0.14%	0.13%(c)	0.14%	0.13%
Expenses, gross of waivers and reimburements	0.17%(c)	0.18%	0.18%	0.18%	0.14%(c)	0.14%	0.13%
Net investment income, net of waivers and reimbursements	2.36%(c)	2.41%	2.27%	1.63%	1.90%(c)	2.27%	2.59%
Portfolio turnover rate	15%(b)	19%	38%	40%	22%(b),(d),(e)	3%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)
The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM INTERIM FUND

(For a share outstanding throughout each period)
	6-month period ended March 31, 2025 (Unaudited)	Year ended September 30,			10-month period ended September 30, 2021	Year ended November 30,
		2024	2023	2022		2020	2019
Net asset value, beginning of period	$9.74	$9.36	$9.37	$10.20	$10.36	$10.10	$9.76
Income from Investment Operations
Net investment income	0.17	0.29	0.19	0.10	0.09	0.14	0.17
Net gain (loss) on investments (both realized and unrealized)	(0.06)	0.38	(0.01)	(0.83)	(0.16)	0.26	0.34
Total from invesment operations	0.11	0.67	0.18	(0.73)	(0.07)	0.40	0.51
Less Distributions
Net investment income	(0.17)	(0.29)	(0.19)	(0.10)	(0.09)	(0.14)	(0.17)
Net realized gain	—	—	—	—	—	—	—
Total distributions	(0.17)	(0.29)	(0.19)	(0.10)	(0.09)	(0.14)	(0.17)
Net asset value, end of period	$9.68	$9.74	$9.36	$9.37	$10.20	$10.36	$10.10
Total Return	1.13%(a)	7.33%	1.92%	(7.17)%	(0.71)%(a)	4.02%	5.26%
Ratios/Supplemental Data
Net assets, end of period (millions)	$301.0	$308.7	$314.8	$368.2	$447.0	$495.2	$350.7
Average net asset ratios
Expenses, net of waivers and reimbursements	0.16%(b)	0.16%	0.16%	0.16%	0.16%(b)	0.16%	0.17%
Expenses, gross of waivers and reimburements	0.25%(b)	0.25%	0.23%	0.22%	0.18%(b)	0.16%	0.17%
Net investment income, net of waivers and reimbursements	3.50%(b)	3.09%	2.00%	0.99%	1.02%(b)	1.38%	1.71%
Portfolio turnover rate	22%(a)	49%	39%	45%	36%(a)	20%	20%

(a)	Not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM MUNICIPAL BOND FUND

(For a share outstanding throughout each period)
	6-month period ended March 31, 2025 (Unaudited)	Year ended September 30,			10-month period ended September 30, 2021	Year ended November 30,
		2024	2023	2022		2020	2019
Net asset value, beginning of period	$8.22	$7.81	$7.84	$8.89	$9.04	$8.80	$8.44
Income from Investment Operations
Net investment income	0.13	0.25	0.24	0.21	0.18	0.23	0.24
Net gain (loss) on investments (both realized and unrealized)	(0.19)	0.41	(0.03)	(1.04)	(0.14)	0.24	0.36
Total from invesment operations	(0.06)	0.66	0.21	(0.83)	0.04	0.47	0.60
Less Distributions
Net investment income	(0.13)	(0.25)	(0.24)	(0.21)	(0.18)	(0.23)	(0.24)
Net realized gain(a)	—	—	—	(0.01)	(0.01)	—	—
Total distributions	(0.13)	(0.25)	(0.24)	(0.22)	(0.19)	(0.23)	(0.24)
Net asset value, end of period	$8.03	$8.22	$7.81	$7.84	$8.89	$9.04	$8.80
Total Return	(0.74)%(b)	8.57%	2.64%	(9.51)%	0.37%(b)	5.40%	7.19%
Ratios/Supplemental Data
Net assets, end of period (millions)	$516.0	$538.7	$547.8	$580.3	$703.1	$741.0	$710.9
Average net asset ratios
Expenses, net of waivers and reimbursements	0.16%(c)	0.16%	0.16%	0.16%	0.17%(c)	0.16%	0.16%
Expenses, gross of waivers and reimburements	0.19%(c)	0.19%	0.19%	0.18%	0.18%(c)	0.16%	0.16%
Net investment income, net of waivers and reimbursements	3.19%(c)	3.11%	2.99%	2.47%	2.34%(c)	2.53%	2.74%
Portfolio turnover rate	13%(b)	30%	16%	31%	11%(b)	10%	14%

(a)	Net realized gain distributions represent less than $0.01 per share for the years ended November 30, 2020 and 2019.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Advisers Investment Trust (the “Trust” or “AIT”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust.  The State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, and the State Farm Municipal Bond Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “State Farm Funds”) are each a diversified fund and are each a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act").  These financial statements and notes only relate to the State Farm Funds.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”).  On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021 (each a "Reorganization" and collectively, the "Reorganizations").
At the time of the Reorganizations, each Predecessor Fund transferred all of its assets to its corresponding State Farm Fund in exchange for shares of the corresponding State Farm Fund and the assumption of all of the liabilities of the Predecessor Fund by the corresponding State Farm Fund. Upon closing of the Reorganizations, holders of a Predecessor Fund’s shares received shares of the corresponding State Farm Fund’s shares. The Reorganizations were tax-free for U.S federal income tax purposes.
Prior to the Reorganizations, the State Farm Funds had no net assets or operations in the Trust, and therefore, activity shown in the Statements of Changes in Net Assets and Financial Highlights prior to the Reorganization represents the operations and changes in net assets of each Predecessor Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding Fund for accounting and tax purposes.
As part of each Reorganization, the Board approved a September 30 fiscal year end for each State Farm Fund. Prior to each Reorganization, each Predecessor Fund had a November 30 fiscal year end.
1. Investment Objective
The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income. For information on the specific strategies of the Growth Fund, please refer to the Fund’s Prospectus.
The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital while providing some current income. For information on the specific strategies of the Balanced Fund, please refer to the Fund’s Prospectus.
The State Farm Interim Fund (the “Interim Fund”) seeks to provide investment results approximating the performance of the Bloomberg 1-5 Year U.S. Treasury Index. For information on the specific strategies of the Interim Fund, please refer to the Fund’s Prospectus.
The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management. For information on the specific strategies of the Municipal Bond Fund, please refer to the Fund’s Prospectus.
2. Significant Accounting Policies
Investment Valuation
All investments are recorded at their fair value. For more information see Note 3 Investment Valuation.
When-Issued Securities
The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025 (Unaudited)

Futures Contracts
Certain Funds invest in stock index futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes), to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gain (loss) on futures contracts, and any unrealized gains or losses on open futures contracts in Change in net unrealized appreciation (depreciation) on futures contracts.
Further information on the impact of these positions on the Funds' financial statements can be found in Note 7.
Currency Transactions
The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations.
Investment Transactions and Income
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts.
Expense Allocations
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis, based on relative net assets, or another reasonable basis.
Dividends and Distributions
Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Growth Fund and Balanced Fund declare and pay dividends, and capital gain distributions, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily and pay them monthly on the last business day of the month. Shares of the Interim Fund and Municipal Bond Fund begin to earn dividends on the day after they are purchased. The Interim Fund and Municipal Bond Fund distribute net realized capital gain, if any, at least annually.
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are  either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
Federal Income Tax Information
No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025 (Unaudited)

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns for the tax years ended September 30, 2021, 2022, 2023 and 2024, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
3. Investment Valuation
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
● Level 1 - quoted prices in active markets for identical assets
● Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated State Farm Investment Management Corp., as investment adviser to the Funds, as the Funds' Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price). In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2025 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1	Level 2	Level 3	Total
State Farm Growth Fund
Investments in Securities:
Common Stocks (a)	$7,552,962,171	$—	$—	$7,552,962,171
U.S. Treasury Obligations	—	2,315,208	—	2,315,208
Short-term Investments	57,171,361	—	—	57,171,361
Total Investments in Securities	7,610,133,532	2,315,208	—	7,612,448,740
Other Financial Instruments
Liabilities:
Futures Contracts	(104,937)	—	—	(104,937)
State Farm Balanced Fund
Investments in Securities:
Common Stocks (a)	1,653,175,250	—	—	1,653,175,250
Corporate Bonds (a)	—	203,557,778	—	203,557,778
Foreign Government Bonds	—	33,819,391	—	33,819,391
Agency Securities	—	7,140,832	—	7,140,832
Long-term Municipal Bonds	—	759,351	—	759,351
U.S. Treasury Obligations	—	449,372,213	—	449,372,213
Short-term Investments	22,441,211	—	—	22,441,211
Total Investments in Securities	1,675,616,461	694,649,565	—	2,370,266,026
Other Financial Instruments
Assets:
Futures Contracts	23,893	—	—	23,893
State Farm Interim Fund
Investments in Securities:
U.S. Treasury Obligations	—	296,281,009	—	296,281,009
Short-term Investments	1,087,277	—	—	1,087,277
Total Investments in Securities	1,087,277	296,281,009	—	297,368,286
State Farm Municipal Bond Fund
Investments in Securities:
Long-term Municipal Bonds	—	508,077,083	—	508,077,083
Short-term Investments	9,438,548	—	—	9,438,548
Total Investments in Securities	9,438,548	508,077,083	—	517,515,631
(a) Industry classification is disclosed in the Schedules of Investments.
As of March 31, 2025, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the 6-month period ended March 31, 2025.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025 (Unaudited)

4. Federal Income Tax
As of March 31, 2025, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
State Farm Growth Fund	$2,289,646,468	$5,331,024,281	$(8,326,946)	$5,322,697,335
State Farm Balanced Fund	1,151,043,206	1,223,600,199	(4,353,486)	1,219,246,713
State Farm Interim Fund	297,525,151	1,975,122	(2,131,987)	(156,865)
State Farm Municipal Bond Fund	531,328,206	627,263	(14,439,838)	(13,812,575)
As of the latest tax year ended September 30, 2024, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after September 30, 2024, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:

		Unused Non Expiring Capital Loss Carryforwards
Fund	Loss Carryforwards Utilized in 2024	Short-term	Long-term	Total
State Farm Growth Fund	$24,908,024	$—	$—	$—
State Farm Interim Fund	—	2,736,717	15,520,607	18,257,324
State Farm Municipal Bond Fund	—	7,131,452	6,473,204	13,604,656
As of the latest tax year ended September 30, 2024, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Distributions Payable	Total
State Farm Growth Fund	$—	$34,883,258	$107,311,017	$6,141,842,729	$—	$—	$6,284,037,004
State Farm Balanced Fund	—	18,545,392	67,536,606	1,441,166,408	—	—	1,527,248,406
State Farm Interim Fund	—	831,546	—	891,100	(18,257,324)	(831,435)	(17,366,113)
State Farm Municipal Bond Fund	1,377,007	—	—	(1,641,845)	(13,604,656)	(1,383,446)	(15,252,940)
The tax character of distributions was designated as follows for the latest tax years ended September 30, 2024 and September 30, 2023:

2024	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
State Farm Growth Fund	$—	$116,139,091	$307,900,997**	$424,040,088
State Farm Balanced Fund	—	53,981,052	102,623,292**	156,604,344
State Farm Interim Fund	—	9,238,052	—	9,238,052
State Farm Municipal Bond Fund	16,482,840	749,177	—	17,232,017

**	These amounts do not include tax equalization utilized of $8,076,222 and $5,205,494, respectively, which the Portfolios designated as being distributed to shareholders upon their redemption of shares.

2023	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
State Farm Growth Fund	$—	$111,552,599	$—	$111,552,599
State Farm Balanced Fund	—	46,037,202	22,992	46,060,194
State Farm Interim Fund	—	6,202,900	—	6,202,900
State Farm Municipal Bond Fund	14,719,378	1,377,496	—	16,096,874

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025 (Unaudited)

5. Fees and Transactions with Affiliates and Other Parties
Investment Adviser
The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with State Farm Investment Management Corp. (the “Adviser” or “State Farm”), which is registered under the Investment Advisers Act of 1940, (as amended), to provide investment advisory services to the Funds, including oversight of Northern Trust Investments, Inc. (the “Sub-Adviser” or “NTI”). Total fees incurred pursuant to the Advisory Agreement are reflected as “Investment advisory” fees on the Statements of Operations. Under the terms of the Advisory Agreement, the Funds pay the Adviser a monthly fee based on each Fund’s daily net assets at the following annualized rates:

Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	0.10%
State Farm Balanced Fund	0.11%
State Farm Interim Fund	0.12%
State Farm Municipal Bond Fund	0.11%
The Advisory Agreement continues for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice, without the payment of any penalty, by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of such Fund) or by the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.
Expense Limitation Agreement
The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses of each Fund (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses as determined under generally accepted principles) to amounts specified in the table below:

Fund	Expense Limitation
State Farm Growth Fund	0.12%
State Farm Balanced Fund	0.14%
State Farm Interim Fund	0.16%
State Farm Municipal Bond Fund	0.16%
The expense limitation agreement is effective until January 28, 2026 for the Funds at which time it will be subject to automatic renewal upon the effective date of the Funds' registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the lesser of the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Advisory Agreement.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025 (Unaudited)

The balances of recoverable expenses to State Farm by the Funds at March 31, 2025 were as follows:

	Expiring
Fund	2025	2026	2027	2028
State Farm Growth Fund	$2,447,711	$2,385,389	$2,442,428	$1,200,778
State Farm Balanced Fund	837,229	816,185	825,386	391,136
State Farm Interim Fund	241,310	249,606	263,458	134,205
State Farm Municipal Bond Fund	127,994	157,992	173,885	85,765
Investment Sub-Adviser
NTI serves as the Sub-Adviser to the Funds. For its services to the Funds, NTI does not directly receive a fee from the Funds. NTI receives a fee from the Adviser which is computed and accrued daily and paid monthly as follows:

Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	0.085%
State Farm Balanced Fund	0.080%
State Farm Interim Fund	0.075%
State Farm Municipal Bond Fund	0.080%
The Sub-Adviser is responsible for the day-to-day investment management of the Funds’ assets, including making investment decisions and placing orders for the purchase and sale of securities for the Funds directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion. The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others. The Sub-Adviser also furnishes to the Adviser and to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Funds.
Distribution Agreement
Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers, have no role in determining each Fund's investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.
Custody, Transfer Agency, and Fund Administration and Accounting Services Agreements with the Northern Trust Company
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements between the Trust, on behalf of the Funds, and Northern Trust. The Funds have agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on each Fund's daily net assets, subject to a minimum annual fee relating to these services, and reimburse for certain expenses incurred on behalf of the Funds as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statements of Operations.
Services Agreement with Foreside Fund Officer Services, LLC
Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds, including providing certain officers to the Funds. The Funds pay Foreside an annual base fee, a basis-point fee based on each Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to this agreement are reflected as “Regulatory and Compliance” fees on the Statements of Operations.
Trustee Compensation
Officers of the Trust receive no compensation directly from the Funds for serving in their respective roles. The Trust has no retirement or pension plans. Through March 31, 2025, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. Effective April 1, 2025, the Trust pays an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the 6-month period ended March 31, 2025, the aggregate Independent Trustee

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025 (Unaudited)

compensation paid by the Trust was $198,000. The amount of total Trustee compensation and reimbursement of out-of pocket expenses allocated from the Trust to the Funds are reflected as “Trustees' fees and expenses” on the Statements of Operations.
6. Investment Transactions
For the 6-month period ended March 31, 2025, investment transactions (exclusive of futures contracts and short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
State Farm Growth Fund	$1,340,838,935	$1,533,033,409	$—	$—
State Farm Balanced Fund	299,159,070	372,806,159	69,800,841	65,769,940
State Farm Interim Fund	—	—	66,913,979	74,992,424
State Farm Municipal Bond Fund	65,615,171	75,081,275	—	—
7. Derivative Instruments
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of March 31, 2025:

		Assets		Liabilities
Fund	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
State Farm Growth Fund	Equity risk	Net Assets - Net unrealized appreciation	$—	Net Assets - Net unrealized depreciation	$(104,937)*
State Farm Balanced Fund	Equity risk	Net Assets - Net unrealized appreciation	23,893*	Net Assets - Net unrealized depreciation	—

*
Includes cumulative appreciation/depreciation on future contracts as reported in the Schedule of Investments' footnotes. Only the current day's variation margin is separately reported within the Statements of Assets and Liabilities.

The following tables set forth, by primary risk exposure, the Funds' realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the 6-month period ended March 31, 2025:

		Amount of Realized Gain (Loss) on Derivative Contracts
Fund	Contract Type	Statements of Operations Location	Value
State Farm Growth Fund	Equity risk	Net realized gain (loss) on futures contracts	$394,115
State Farm Balanced Fund	Equity risk	Net realized gain (loss) on futures contracts	(83,908)

		Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
Fund	Contract Type	Statements of Operations Location	Value
State Farm Growth Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	$(510,983)
State Farm Balanced Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	(246,049)
Volume of derivative activity for the 6-month period ended March 31, 2025:*

	Equity Contracts
Fund	Number of Trades	Average Notional Amount
State Farm Growth Fund	13	$17,565,698
State Farm Balanced Fund	16	6,010,174
*Activity for the fiscal year is measured by number of trades during the fiscal year and average notional amount for futures equity contracts.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025 (Unaudited)

8. Principal Investment Risks
Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.
Management Risk
There is no guarantee that the Sub-Adviser's investment decisions or techniques will produce the desired returns. The assessment by the Sub-Adviser of the securities to be purchased or sold by the Funds may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Funds' performance may suffer.
Market Risk
The risk that the value of the Funds' investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Funds' portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, public health emergencies and pandemics, epidemics, climate change and climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.
Tracking Risk
The Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of a Fund's respective index. There is a risk that a Fund's performance may vary substantially from the performance of its respective index as a result of share purchases and redemptions, transaction costs, expenses and other factors.
Liquidity Risk
The Sub-Adviser may have difficulty selling securities the Funds hold at the time it would like to sell, and at the value the Funds have placed on those securities.
High Yield Risk
High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.
Long-term Ownership Strategy Risk
The Funds' investment approach generally emphasizes buying and holding securities over long periods. As such, the Funds could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Funds to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.
Tax Risk
The Funds' long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Sub-Adviser sell any appreciated assets in the Funds, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Funds through a tax-advantaged account (such as an IRA), buying shares at a time when the Funds have unrealized gains might eventually cost you money in taxes.
Large Cap Risk
The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025 (Unaudited)

Mid Cap Stock Risk
The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.
Interest Rate Risk
The risk that during periods of rising interest rates, the Funds' yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Funds' yield (and the market value of its securities) will tend to be higher. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.
Prepayment (or Call) Risk
The risk that an issuer could exercise its right to pay principal on an obligation held by the Funds (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Funds' net asset value.
U.S. Government Securities Risk
The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Some U.S. Government Securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future.
Municipal Securities Risks
The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, state and local economic and business developments, natural disasters and public health emergencies may adversely affect the yield and/or value of the Fund's investments in municipal securities. For example, a public health emergency, such as a pandemic, may significantly stress the financial resources of a municipal issuer, which may impair the municipal issuer's ability to meet its financial obligations and adversely impact the value of its bonds, which in turn could negatively impact the performance of the Fund. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its municipal obligations at attractive prices.
Credit (or Default) Risk
The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Funds' investments and their returns. The credit quality of a debt security or of the issuer of a debt security held by the Funds could deteriorate rapidly, which may impair the Funds' liquidity or cause a deterioration in the Funds' net asset value.
Debt Extension Risk
The risk that an issuer will exercise its right to pay principal on an obligation held by the Funds later than expected. Under these circumstances, the value of the obligation will decrease.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025 (Unaudited)

Inflation Risk
The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
Income Risk
The risk that the income from the bonds the Funds holds will decline. This risk applies when the Funds invest the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.
Valuation Risk
The risk that the sale price the Funds could receive for a portfolio security may differ from the Funds' valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Funds' investments involves subjective judgment. The Funds' ability to value their investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Funds' portfolios may change on days when shareholders will not be able to purchase or sell the Funds' shares.
Futures Risk
The risk arising from the Funds' use of futures which includes the risk that there will be imperfect correlation between the change in market value of the Funds' securities and the price of futures contracts; the possible inability of the Funds to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Funds' investment sub-adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.
Geographic and Sector Risk
The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such state, geographic region or economic sector.

STATE FARM FUNDS

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

March 31, 2025 (Unaudited)

Not Applicable

STATE FARM FUNDS

PROXY DISCLOSURES

March 31, 2025 (Unaudited)

Not Applicable

STATE FARM FUNDS

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

March 31, 2025 (Unaudited)

Included on pages 59 and 60 in the Notes to Financial Statements.

STATE FARM FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

March 31, 2025 (Unaudited)

Board Approval of Investment Advisory Agreement
Section 15 of the 1940 Act requires that the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Funds be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Funds and their shareholders. The Board considered and approved the Agreement for the Funds at an in-person meeting held on December 12, 2024.
The Board requested, and the Adviser provided, both written and oral reports containing information and data (the “Section 15(c) Investment Adviser Response”) related to the following: (i) the nature, extent, and quality of the services expected to be provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders.
The Board examined the nature, extent, and quality of the advisory services expected to be provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided in the Section 15(c) Investment Adviser Response regarding its business, personnel and operations, and advisory services to be provided to the Funds. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the Section 15(c) Investment Adviser Response, there had been no material compliance issues or concerns raised or encountered since the last approval of the Agreement with respect to the Funds. Taking into account the personnel providing services to the Funds, as well as the Section 15(c) Investment Adviser Response, the Board expressed satisfaction with the quality, extent, and nature of the services to be received from the Adviser.
The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee to be paid by the Funds and the total operating expenses of each Fund. The Board noted that State Farm receives an advisory fee of 0.10%, 0.11%, 0.12%, and 0.11% average daily net assets of the State Farm Growth, the State Farm Balanced Fund, the State Farm Interim Fund, the State Farm Municipal Bond Fund, respectively. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the performance of each Fund to the performance of (i) its selected benchmark; (ii) the relevant Fund and other funds selected by FUSE with similar pricing characteristics (each, a “Peer Group”); and (iii) the relevant Peer Group and all other funds with similar pricing features (each, a “Peer Universe”). The Board reviewed the methodology used to select the Peer Group and the Peer Universe. The Board compared the investment advisory fees and estimated total annual operating expenses of each Fund to the average investment advisory fees and annual total operating expenses paid by the corresponding Peer Group and Peer Universe. The Board noted that both the net advisory fees and total net expenses for each State Farm Fund were below the median net advisory fee and median net total expense for the State Farm Fund Peer Group and the State Farm Fund Peer Universe as set forth in the State Farm Section 15(c) Response. The Board then considered the expense cap in place for the Funds, noting that the Adviser had contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.12%, 0.14%, 0.16%, and 0.16% annually for the State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, the State Farm Municipal Bond Fund, respectively. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.
The Board considered the profitability of the Adviser’s relationship with the Funds. Referring to Section 15(c) Investment Adviser Response, they noted that each Fund is expected to remain at scale for the foreseeable future, and therefore, above its breakeven point.
In considering the economies of scale for the Funds, the Board noted that no marketing or distribution of the State Farm Funds was expected to occur. The Board also considered capacity and breakeven points for each of the State Farm Funds. The Board noted that other than the investment advisory fee, the Adviser derived no other fees or monetary benefits from the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.
Board Approval of Investment Sub-Advisory Agreement
Section 15 of the 1940 Act requires that the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser with respect to the Funds be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Sub-Advisory Agreement to determine whether the Sub-Advisory Agreement is fair to the Funds and their shareholders. The Board considered and approved the Sub-Advisory Agreement for the Funds at an in-person meeting held on December 12, 2024.
The Board requested, and the Sub-Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services expected to be provided by the Sub-Adviser to the Funds; (ii) the investment performance of the Funds and the Sub-Adviser (iii) the costs of the services to be provided and the profits to be realized by the Sub-Adviser from its relationship with the Funds;(iv)

STATE FARM FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (continued)

March 31, 2025 (Unaudited)

the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders.
The Board examined the nature, extent, and quality of the sub-advisory services provided by the Sub-Adviser. The Board considered the terms of the Sub-Advisory Agreement, information and reports provided by the Sub-Adviser (the “Section 15(c) Investment Sub-Adviser Response”) regarding its business, personnel and operations, and advisory services to be provided to the Funds. The Board reviewed the Sub-Adviser’s investment philosophy and portfolio construction processes, the Sub-Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the Section 15(c) Investment Sub-Adviser Response, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Sub-Advisory Agreement with respect to the Funds or any other fund managed by the Sub-Adviser. Taking into account the personnel providing services to the Funds, as well as the materials provided by the Sub-Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services from the Sub-Adviser.
The Board next considered the performance of each State Farm Fund, both in absolute terms and as compared to (i) their selected benchmarks,(ii) other mutual funds with a similar investment strategy as the State Farm Funds (“Similar Sub-Adviser Accounts”), (iii) each State Farm Fund Peer Group, and (iv) each State Farm Fund Peer Universe for the three-month, one-year, three-year, five-year, and ten-year periods through September 30,2024, for each State Farm Fund and noted periods of under- and out-performance. After considering the information presented, the Board expressed satisfaction with the performance of each State Farm Fund.
The Board reviewed the cost of services provided and the profits realized by the Sub-Adviser, including assertions related to compensation and profitability. The Board discussed the sub-advisory fees to be paid by the Funds and the total operating expenses of the Funds. The Board noted that NTI receives an investment sub-advisory fees of 0.085%, 0.08%, 0.075%, and 0.08% of the average daily net assets of the State Farm Growth Fund,the State Farm Balanced Fund, the State Farm Interim Fund, and of the State Farm Municipal Bond Fund, respectively. The Board reviewed the investment sub-advisory fee and total net expenses to the average investment advisory fee and annual total operating expenses paid by each State Farm Fund Peer Group and each State Farm Fund Peer Universe. The Board noted that the fees were below the median net advisory fee and median net total expense fee for each State Farm Fund Peer Group, each State Farm Fund Peer Universe, and generally below the fees of Similar Sub-Adviser Accounts. After considering the comparative data provided by the Sub-Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.
The Board considered the profitability of the Sub-Adviser’s relationship with the Funds. Referring to the Section 15(c) Investment Sub-Adviser Response, the Board noted that the State Farm Funds are at scale and are expected to remain at similar scale for the foreseeable future, and,therefore, above their respective breakeven points.
In considering the economies of scale for the Funds, the Board considered that no marketing or distribution of the State Farm Funds was expected to occur. The Board noted that the Sub-Adviser was affiliated with the Funds’ administrator, transfer agent, fund accountant and custodian.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

Investment Adviser
State Farm Investment Management Corp.
One State Farm Plaza, B-2
Bloomington, IL 61710
Investment Sub-Adviser
Northern Trust Investments, Inc.
50 South LaSalle Street
Chicago, IL 60603
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
Independent Registered Public
Accounting Firm
PricewaterhouseCoopersLLP
One North Wacker
Chicago, IL 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215-6101
Distributor
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
For Additional Information, call
800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812

SF 3/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 3, 2025

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025